Consolidated Schedule of Investments (unaudited) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities

Cayman Islands(a)(b) — 2.5%
AGL CLO Ltd., Series 2020-3A, Class A, (3 mo. LIBOR US + 1.30%), 1.54%, 01/15/33	USD	250	$250,635
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.13%), 1.35%, 01/17/31		400	400,260
ALM Ltd., Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.85%), 2.09%, 10/15/29		250	249,873
AMMC CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.20%), 1.40%, 11/10/30		500	500,595
Ares LV CLO Ltd., Series 2020-55A, Class E, (3 mo. LIBOR US + 6.20%), 6.44%, 04/15/31		500	500,736
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.17%), 1.41%, 10/15/30		400	400,452
Bain Capital Credit CLO Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 1.47%, 07/20/30		600	600,179
Barings CLO Ltd., Series 2019-3A, Class B, (3 mo. LIBOR US + 1.95%), 2.17%, 04/20/31		750	750,615
Benefit Street Partners CLO VIII Ltd., Series 2015- 8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 1.32%, 01/20/31.		500	500,562
Carlyle Global Market Strategies CLO Ltd., (3 mo. LIBOR US + 1.30%), 1.51%, 07/27/31		1,000	1,000,598
CBAM Ltd.
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 1.47%, 07/20/30		400	400,000
Series 2019-10A, Class A1A, (3 mo. LIBOR US + 1.42%), 1.64%, 04/20/32		1,000	1,000,724
Cedar Funding VIII Clo Ltd., Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.25%), 1.47%, 10/17/30		750	750,290
CIFC Funding Ltd.
Series 2014-3A, Class A1R2, (3 mo. LIBOR US + 1.20%), 1.42%, 10/22/31		1,500	1,500,001
Series 2014-5A, Class A1R2, (3 mo. LIBOR US + 1.20%), 1.42%, 10/17/31		2,000	2,000,269
Dryden 37 Senior Loan Fund (3 mo. LIBOR + 0.95%), 1.00%, 07/18/30		750	750,000
Series 2015-37A, Class AR, (3 mo. LIBOR US + 1.10%), 1.34%, 01/15/31		750	750,029
Dryden 49 Senior Loan Fund, Series 2017-49A, Class A, (3 mo. LIBOR US + 1.21%), 1.43%, 07/18/30		750	750,108
Eaton Vance CLO Ltd., Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.45%), 1.69%, 10/15/30		250	250,198
Elmwood CLO IV Ltd., Series 2020-1A, Class A, (3 mo. LIBOR US + 1.24%), 1.48%, 04/15/33(c)		500	500,900
Jamestown CLO IX Ltd., Series 2016-9A, Class BR, (3 mo. LIBOR US + 2.65%), 2.87%, 10/20/28		750	748,669
Jamestown CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.34%), 1.58%, 04/15/33		1,000	1,001,751
Madison Park Funding XI Ltd., (3 mo. LIBOR US + 0.90%), 1.01%, 07/23/29		1,000	1,000,000
Mariner CLO LLC, Series 2016-3A, Class CR, (3 mo. LIBOR US + 2.05%), 2.27%, 07/23/29(c)		250	250,100
OCP CLO Ltd.
Series 2013-4A, Class BRR, (3 mo. LIBOR US + 1.90%), 2.12%, 04/24/29		250	242,861

Security		Par (000)	Value

Cayman Islands (continued)
OCP CLO Ltd. (continued)
Series 2015-9A, Class A1R, (3 mo. LIBOR US + 0.80%), 1.04%, 07/15/27	USD	286	$286,320
Series 2017-13A, Class A1A, (3 mo. LIBOR US + 1.26%), 1.50%, 07/15/30		500	500,087
Octagon Investment Partner Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 0.97%), 1.21%, 04/15/31		750	748,990
OHA Credit Funding 5 Ltd., Series 2020-5A, Class A2A, (3 mo. LIBOR US + 1.45%), 1.67%, 04/18/33		300	300,108
OHA Credit Funding Ltd., Series 2019-3A, Class B1, (3 mo. LIBOR US + 1.80%), 2.02%, 07/20/32		1,000	1,001,256
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class DR, (3 mo. LIBOR US + 6.81%), 7.01%, 02/14/34		250	241,251
Pikes Peak Clo 2, Series 2018-2A, Class A, (3 mo. LIBOR US + 1.29%), 1.51%, 01/18/32		250	250,099
RR Ltd., Class 3A, (3 mo. LIBOR US + 1.40%), 1.64%, 01/15/30.		1,125	1,111,618
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3 mo. LIBOR US + 0.96%), 1.18%, 04/16/31		500	498,955
TICP CLO XII Ltd., Class 12A, (3 mo. LIBOR US + 1.65%), 1.89%, 01/15/31		650	645,437
TRESTLES CLO Ltd., (3 mo. LIBOR US + 0.99%), 1.19%, 04/25/32.		250	250,000
Trimaran Cavu Ltd.
Class B, (3 mo. LIBOR US + 2.20%), 2.42%, 07/20/32		250	251,732
Series 2019-1A, Class C1, (3 mo. LIBOR US + 3.15%), 3.37%, 07/20/32		500	501,691
Venture 39 CLO Ltd., Series 2020-39A, Class A1, (3 mo. LIBOR US + 1.28%), 1.52%, 04/15/33		335	335,628
Whitebox Clo I Ltd., Series 2019-1A, Class C, (3 mo. LIBOR US + 4.35%), 4.57%, 07/24/32		500	501,148

			24,474,725

United States(a)(b) — 1.3%
Anchorage Capital CLO Ltd.
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.05%), 1.27%, 01/28/31		400	400,097
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.05%), 1.27%, 01/28/31		400	400,095
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 1.32%, 04/15/31		500	500,272
Battalion CLO XI Ltd., Series 2017-11A, Class E, (3 mo. LIBOR US + 5.98%), 6.20%, 10/24/29		400	386,845
Chenango Park CLO Ltd., Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.55%), 1.79%, 04/15/30		1,018	1,015,752
CIFC Funding Ltd.
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.75%), 1.97%, 07/16/30		1,000	1,000,254
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.00%), 1.22%, 04/18/31		400	399,445
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.12%), 1.36%, 01/15/31		600	600,019
Elevation CLO Ltd., Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.16%), 1.38%, 10/25/30		400	399,663

CONSOLIDATED SCHEDULE OF INVESTMENTS	1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
LCM Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.07%), 1.29%, 01/20/31	USD	600	$600,041
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A, Class A, (3 mo. LIBOR US + 1.17%), 1.39%, 10/18/30		550	550,155
Palmer Square Loan Funding Ltd., Series 2019-2A, Class A2, (3 mo. LIBOR US + 1.60%), 1.82%, 04/20/27		1,000	1,000,629
Rockford Tower CLO Ltd.
Series 2017-1A, Class E, (3 mo. LIBOR US + 5.40%), 5.64%, 04/15/29		400	375,805
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 1.41%, 10/20/30		400	400,100
RR Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.09%), 1.33%, 01/15/30		400	400,446
Shackleton CLO Ltd., Series 2013-3A, Class AR, (3 mo. LIBOR US + 1.12%), 1.36%, 07/15/30		398	397,625
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.25%), 1.49%, 10/15/30		400	398,907
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.15%), 1.37%, 01/16/31		400	400,013
TICP CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.28%), 1.50%, 04/20/33		1,750	1,754,810
Voya CLO Ltd., Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.13%), 1.37%, 10/15/30		400	400,174
York CLO Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.15%), 1.37%, 01/22/31		600	600,279

			12,381,426

Total Asset-Backed Securities — 3.8%
(Cost: $36,571,767)			36,856,151

		Shares
Common Stocks

Canada(d) — 0.0%
Largo Resources Ltd.		1,012	14,012
Shopify, Inc., Class A		110	121,715

			135,727

France — 0.1%
BNP Paribas SA(d)		389	23,701
Societe Generale SA(d)		15,982	417,847
TOTAL SE		1,286	59,953

			501,501

Germany — 0.1%
Allianz SE, Registered Shares		1,015	258,171
Puma SE(d)		2,993	293,438

			551,609

Ireland — 0.0%
Flutter Entertainment PLC(d)		2,259	482,638

Italy(d) — 0.1%
Assicurazioni Generali SpA		32,618	651,679
UniCredit SpA		2,857	30,178

			681,857

Security	Shares	Value

Netherlands — 0.0%
ING Groep NV	16,439	$200,787
ING Groep NV, ADR	3,600	44,028

		244,815

Singapore — 0.0%
Sea Ltd(d)	1,810	404,046

Sweden — 0.1%
Volvo AB, B Shares(d)	19,135	484,594

Switzerland — 0.0%
Cie Financiere Richemont SA, Class A, Registered
Shares	2,144	205,874

Taiwan — 0.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR .	12	1,419

United Kingdom — 0.1%
Barclays PLC	63,831	163,466
Capri Holdings Ltd.(d)	9,733	496,383
Farfetch Ltd., Class A(d)	5,703	302,373

		962,222
United States — 1.6%
Advance Auto Parts, Inc.	494	90,644
Alaska Air Group, Inc.(d)	2,586	178,977
Alphabet, Inc., Class A(d)	154	317,628
Amazon.com, Inc.(d)	141	436,265
Applied Materials, Inc	1,778	237,541
Avalara, Inc.(d)	2,202	293,813
Bank of America Corp.(e)	13,872	536,708
Citigroup, Inc	6,814	495,719
ConocoPhillips	4,828	255,739
Coupa Software, Inc.(d)	921	234,376
Deere & Co	459	171,730
Delta Air Lines, Inc.(d)	2,548	123,017
Devon Energy Corp.	9,858	215,397
Driven Brands Holdings, Inc.(d)	48	1,220
Edwards Lifesciences Corp.(d)	1,054	88,157
Energy Select Sector SPDR Fund	6,764	331,842
EQT Corp.(d)	8,364	155,403
Exxon Mobil Corp.	5,528	308,628
Freeport-McMoRan, Inc.(d)	18,710	616,120
Generac Holdings, Inc.(d)	263	86,119
Goldman Sachs Group, Inc.	724	236,748
Health Care Select Sector SPDR Fund	3,733	435,790
Hilton Worldwide Holdings, Inc.(d)	2,592	313,425
Intel Corp	2,572	164,608
Intuitive Surgical, Inc.(d)	224	165,523
Johnson & Johnson	2,830	465,111
JPMorgan Chase & Co.	2,858	435,073
Las Vegas Sands Corp.(d)	1,823	110,766
Lowe’s Cos., Inc	1,662	316,079
Marathon Oil Corp	6,360	67,925
Microchip Technology, Inc	417	64,727
Micron Technology, Inc.(d)	4,789	422,438
Microsoft Corp.	3,248	765,781
Monster Beverage Corp.(d)	3,040	276,914
NVIDIA Corp	524	279,779
PayPal Holdings, Inc.(d)	886	215,156
Penn National Gaming, Inc.(d)	3,244	340,101
Pioneer Natural Resources Co	540	85,763
PVH Corp.(d)	2,202	232,751
Quest Diagnostics, Inc	2,573	330,219

2

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares		Value
United States (continued)
salesforce.com, Inc.(d)		951	$201,488
Sonos, Inc.(d)		22,084	827,488
Southwest Airlines Co.(d)		32	1,954
SPDR Euro Stoxx 50 ETF		2,296	102,195
Starwood Property Trust, Inc		16,088	398,017
Texas Instruments, Inc		222	41,956
Toll Brothers, Inc.		14,743	836,370
Ulta Beauty, Inc.(d)		580	179,319
United Parcel Service, Inc., Class B		1,361	231,356
United States Steel Corp.		18,575	486,108
VanEck Vectors Gold Miners ETF		1,502	48,817
Visa, Inc., Class A		1,447	306,373
Walmart, Inc.		368	49,985
Walt Disney Co.(d)		3,125	576,625
Wayfair, Inc., Class A(d)		547	172,168
Western Digital Corp.(d)		3,857	257,455
Wynn Resorts Ltd.(d)		2,067	259,140
Xilinx, Inc.(d)		273	33,825

			15,910,359

Total Common Stocks — 2.1% (Cost: $17,654,511)			20,566,661

	Par (000)
Corporate Bonds

Argentina — 0.2%
Capex SA, 6.88%, 05/15/24(b)	USD	305	268,114
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(b)		518	341,718
Genneia SA
8.75%, 01/20/22		744	661,695
8.75%, 01/20/22(b)		200	177,875
Stoneway Capital Corp.(d)(f)
10.00%, 03/01/27		554	217,936
10.00%, 03/01/27(b)		546	215,147
YPF SA, 7.00%, 12/15/47(b)		620	346,813

			2,229,298
Australia — 0.1%
FMG Resources August 2006 Pty Ltd.(b)
5.13%, 05/15/24		38	41,187
4.50%, 09/15/27		7	7,479
Santos Finance Ltd., 5.25%, 03/13/29		300	328,388
Telstra Corp. Ltd., 3.50%, 09/21/22	EUR	100	123,748

			500,802
Austria — 0.1%
ams AG, 6.00%, 07/31/25		100	125,553
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, 0.38%, 09/03/27		400	459,571
Erste Group Bank AG, (5 year EURIBOR ICE Swap Rate + 2.10%), 1.63%, 09/08/31(a)		100	121,332
Klabin Austria GmbH, 3.20%, 01/12/31(b)	USD	690	655,500

			1,361,956

Security	Par (000)			Value
Bahamas — 0.0%
Intercorp Peru Ltd., 3.88%, 08/15/29(b)	USD	400		$410,750

Bahrain — 0.1%
BBK BSC, 5.50%, 07/09/24.		217		228,257
Oil and Gas Holding Co., 7.63%, 11/07/24		790		879,122

				1,107,379
Belgium — 0.1%
Anheuser-Busch InBev SA/NV, 3.70%, 04/02/40	EUR	130		206,028
KBC Group NV, 1.13%, 01/25/24.		400		484,729

				690,757
Bermuda — 0.2%
Digicel Group 0.5 Ltd., (8.00% Cash or 3.00% PIK), 8.00%, 04/01/25(b)(g)	USD	132		107,815
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak
4.85%, 10/14/38(b)		1,375		1,497,031
4.85%, 10/14/38		300		326,625

				1,931,471
Brazil — 1.5%
Azul Investments LLP, 5.88%, 10/26/24(b)		282		246,978
Banco do Brasil SA
5.88%, 01/26/22(b)		339		350,971
4.75%, 03/20/24		200		211,292
Banco Votorantim SA, 4.00%, 09/24/22(b)		288		297,270
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(b)		452		513,020
BRF GmbH, 4.35%, 09/29/26(b)		549		561,524
BRF SA, 5.75%, 09/21/50(b)		495		485,669
Centrais Eletricas Brasileiras SA(b)
3.63%, 02/04/25		359		361,131
4.63%, 02/04/30		200		199,570
Embraer Netherlands Finance BV, 5.40%, 02/01/27		439		457,625
Gol Finance SA, 7.00%, 01/31/25(b)		650		529,344
Itau Unibanco Holding SA, 5.13%, 05/13/23(b)		200		211,130
Itau Unibanco Holding SA/Cayman Island(b)
2.90%, 01/24/23		1,192		1,215,840
3.25%, 01/24/25		655		667,609
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/30(b)		12		13,281
Odebrecht Offshore Drilling Finance Ltd., (7.72% PIK), 7.72%, 12/01/26(b)(g)		—	(h)	18
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(g)		906		946,770
Petrobras Global Finance BV
5.30%, 01/27/25		1,814		1,990,865
7.38%, 01/17/27		153		181,305
6.00%, 01/27/28		65		71,256
5.09%, 01/15/30		1,144		1,188,502
5.60%, 01/03/31		1,135		1,196,290
Rumo Luxembourg Sarl, 5.88%, 01/18/25(b)		848		890,400
Suzano Austria GmbH, 3.75%, 01/15/31		520		536,848
Vale Overseas Ltd., 3.75%, 07/08/30		1,040		1,081,496

				14,406,004
Canada — 0.2%
1011778 BC ULC/New Red Finance, Inc.(b)
5.75%, 04/15/25		5		5,313

CONSOLIDATED SCHEDULE OF INVESTMENTS	3

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
1011778 BC ULC/New Red Finance,
Inc.(b) (continued)
3.88%, 01/15/28	USD	8	$8,086
4.38%, 01/15/28		21	21,099
Bausch Health Cos., Inc.(b)
6.13%, 04/15/25		81	83,041
7.00%, 01/15/28		77	83,587
7.25%, 05/30/29		38	42,418
Clarios Global LP, 6.75%, 05/15/25(b)		5	5,349
GFL Environmental, Inc., 5.13%, 12/15/26(b)		8	8,430
Mattamy Group Corp.(b)
5.25%, 12/15/27		19	19,879
4.63%, 03/01/30		18	17,879
MEGlobal Canada ULC
5.00%, 05/18/25(b)		520	578,012
5.88%, 05/18/30(b)		505	608,525
5.88%, 05/18/30		200	241,000
Toronto-Dominion Bank, 0.38%, 04/25/24	EUR	365	434,263

			2,156,881

Cayman Islands — 1.0%
Agile Group Holdings Ltd., 5.75%, 01/02/25	USD	200	204,438
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24		443	450,752
China SCE Group Holdings Ltd., 7.38%, 04/09/24		200	205,688
Country Garden Holdings Co. Ltd.
2.70%, 07/12/26		200	197,750
3.30%, 01/12/31		300	283,500
DP World Crescent Ltd., 3.91%, 05/31/23		722	759,508
Embraer Overseas Ltd., 5.70%, 09/16/23		227	238,279
Fantasia Holdings Group Co. Ltd.
11.88%, 06/01/23		200	197,375
9.88%, 10/19/23		200	184,750
Grupo Aval Ltd., 4.75%, 09/26/22		200	208,500
Kaisa Group Holdings Ltd.
10.88%, 07/23/23		200	207,625
11.95%, 11/12/23		200	210,062
Latam Finance Ltd.(d)(f)
6.88%, 04/11/24		200	165,000
6.88%, 04/11/24(b)		200	165,000
Logan Group Co. Ltd., 5.75%, 01/14/25		200	209,937
Longfor Group Holdings Ltd., 3.95%, 09/16/29		200	209,437
MAF Global Securities Ltd.
4.75%, 05/07/24		202	219,612
(5 year USD Swap + 3.48%), 5.50%(a)(i)		862	870,081
Meituan, 3.05%, 10/28/30		400	389,000
Melco Resorts Finance Ltd.
4.88%, 06/06/25		200	205,375
5.25%, 04/26/26		200	206,313
Oryx Funding Ltd., 5.80%, 02/03/31(b)		550	568,562
Redsun Properties Group Ltd., 9.70%, 04/16/23		200	206,875
Ronshine China Holdings Ltd.
5.50%, 02/01/22		200	197,499
7.35%, 12/15/23		200	189,125
Sable International Finance Ltd., 5.75%, 09/07/27		234	245,407
Sands China Ltd., 4.38%, 06/18/30		300	317,712
Shimao Group Holdings Ltd., 4.60%, 07/13/30		200	210,500
Shui On Development Holding Ltd., 6.15%, 08/24/24.		200	208,188
Tencent Holdings Ltd.
2.39%, 06/03/30(b)		200	192,772
3.24%, 06/03/50		400	366,932
Times China Holdings Ltd., 5.75%, 01/14/27		210	202,650

Security		Par (000)	Value

Cayman Islands (continued)
UPCB Finance VII Ltd., 3.63%, 06/15/29	EUR	100	$118,443
Vale Overseas Ltd., 6.25%, 08/10/26	USD	205	243,079
Wynn Macau Ltd., 4.88%, 10/01/24		200	202,563
Yuzhou Group Holdings Co. Ltd., 8.30%, 05/27/25		200	173,500
Zhenro Properties Group Ltd., 9.15%, 05/06/23		200	209,375

			9,841,164

Chile — 0.4%
Celulosa Arauco y Constitucion SA, 4.25%, 04/30/29(b)		200	217,410
Colbun SA, 3.15%, 03/06/30(b)		200	204,625
Corp. Nacional del Cobre de Chile, 3.75%, 01/15/31(b)		200	216,000
Empresa de Transporte de Pasajeros Metro SA(b)
5.00%, 01/25/47		200	232,650
4.70%, 05/07/50		217	247,532
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26(b)		462	513,109
Empresa Nacional del Petroleo, 4.50%, 09/14/47		250	248,375
GNL Quintero SA, 4.63%, 07/31/29		400	435,800
Inversiones CMPC SA/Cayman Islands Branch, 4.38%, 05/15/23(b)		257	270,332
Kenbourne Invest SA, 6.88%, 11/26/24(b)		362	385,077
VTR Comunicaciones SpA, 4.38%, 04/15/29(b)		1,114	1,118,456

			4,089,366

China — 0.6%
Beijing Environment Bvi Co. Ltd., 5.30%, 10/18/21		200	203,125
China Aoyuan Group Ltd., 6.35%, 02/08/24		200	200,438
China Construction Bank Corp.(a)
(5 year CMT + 1.88%), 4.25%, 02/27/29		200	215,937
(5 year CMT + 2.15%), 2.45%, 06/24/30		300	305,250
China Development Bank Financial Leasing Co. Ltd., (5 year CMT + 2.75%), 2.88%, 09/28/30(a)		200	202,763
China Evergrande Group, 9.50%, 04/11/22		200	192,125
CIFI Holdings Group Co. Ltd., 5.95%, 10/20/25		200	212,562
Coastal Emerald Ltd., 3.95%, 08/01/22		200	202,898
Easy Tactic Ltd., 11.75%, 08/02/23		200	203,438
Fortune Star BVI Ltd., 6.85%, 07/02/24		200	210,937
Huarong Finance 2019 Co. Ltd.
4.50%, 05/29/29		400	421,625
3.88%, 11/13/29		300	303,375
Huarong Finance II Co. Ltd., 5.00%, 11/19/25		300	329,625
KWG Group Holdings Ltd., 7.88%, 09/01/23		200	206,250
Ocean Laurel Co. Ltd., 2.38%, 10/20/25		200	197,063
RKPF Overseas Ltd.
Series 2019-A, 6.70%, 09/30/24		200	212,625
Series 2019-A, 6.00%, 09/04/25		200	207,437
Seazen Group Ltd., 6.00%, 08/12/24		200	211,000
Sino-Ocean Land Treasure IV Ltd.
5.25%, 04/30/22		200	206,841
4.75%, 08/05/29		200	202,063
Sunac China Holdings Ltd.
7.50%, 02/01/24		200	210,437
6.65%, 08/03/24		200	205,125
Sunny Express Enterprises Corp., 3.13%, 04/23/30		200	201,316
ZhongAn Online P&C Insurance Co. Ltd.
3.13%, 07/16/25		200	201,625
3.50%, 03/08/26		200	203,437
			5,669,317

4

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Colombia — 0.6%
Bancolombia SA, 3.00%, 01/29/25	USD	200	$204,300
Ecopetrol SA
5.38%, 06/26/26		453	506,286
6.88%, 04/29/30		1,845	2,234,756
5.88%, 05/28/45		54	57,170
Empresas Publicas de Medellin ESP(b)
4.25%, 07/18/29		432	433,620
4.38%, 02/15/31		258	258,516
Grupo Aval Ltd., 4.38%, 02/04/30(b)		1,417	1,425,414
Oleoducto Central SA, 4.00%, 07/14/27(b)		394	416,163
SURA Asset Management SA, 4.88%, 04/17/24(b)		170	184,503

			5,720,728

Denmark — 0.0%
Orsted A/S, 2.13%, 05/17/27.	GBP	200	287,662

Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)	USD	452	468,526

Finland — 0.0%
OP Corporate Bank PLC, 0.60%, 01/18/27	EUR	130	154,728

France — 1.0%
Altice France SA
2.50%, 01/15/25		200	228,700
2.13%, 02/15/25		100	113,166
5.88%, 02/01/27		300	374,678
Banque Federative du Credit Mutuel SA
0.13%, 02/05/24		300	354,794
1.25%, 12/05/25	GBP	200	277,790
BNP Paribas SA
0.75%, 11/11/22	EUR	480	573,101
1.50%, 05/25/28		100	128,591
(3 mo. Euribor + 0.83%), 0.50%, 01/19/30(a)		400	461,735
(5 year EUR Swap + 1.20%), 1.13%, 01/15/32(a)		100	118,057
BPCE SA, 0.63%, 04/28/25		400	481,213
CAB SELAS, 3.38%, 02/01/28		300	350,473
CMA CGM SA, 7.50%, 01/15/26		300	383,913
Credit Agricole Assurances SA, (5 year EURIBOR ICE Swap Rate + 2.65%), 2.63%, 01/29/48(a)		300	375,522
Credit Agricole SA
1.25%, 04/14/26		100	124,630
(3 mo. Euribor + 1.25%), 1.00%, 04/22/26(a)		100	121,163
Dassault Systemes SE, 0.01%, 09/16/22		100	117,711
Engie SA
2.63%, 07/20/22		35	42,586
0.01%, 03/04/27		100	116,169
2.13%, 03/30/32		100	135,639
Getlink SE, 3.50%, 10/30/25		100	121,961
Icade Sante SAS, 1.38%, 09/17/30		100	122,804
Kering SA, 0.75%, 05/13/28		100	121,854
Loxam SAS, 3.75%, 07/15/26		200	235,713
LVMH Moet Hennessy Louis Vuitton SE, 0.13%, 02/28/23		100	118,061
Orange SA
0.01%, 09/04/26		100	116,766
(5 year EUR Swap + 2.36%), 2.38%(a)(i)		400	493,017
Orano SA, 2.75%, 03/08/28		200	242,653
Pernod Ricard SA, 0.50%, 10/24/27		100	119,942
Picard Groupe SAS, (3 mo. EURIBOR + 3.00%), 3.00%, 11/30/23(a)		200	234,209
PSA Banque France SA, 0.01%, 01/22/25		100	116,932

Security		Par (000)	Value

France (continued)
Rubis Terminal Infra SAS, 5.63%, 05/15/25	EUR	150	$185,149
Schneider Electric SE, 0.01%, 06/12/23		100	117,903
Societe Generale SA, 0.01%, 05/27/22		400	471,135
Suez SA, (5 year EURIBOR ICE Swap Rate + 2.15%), 1.63%(a)(i)		100	115,364
Thales SA, 0.25%, 01/29/27		400	469,815
Total Capital International SA, 0.25%, 07/12/23		100	118,695
TOTAL SE(a)(i)
(5 year EUR Swap + 2.15%), 2.63%		260	321,356
Series NC7, (5 year EUR Swap + 1.99%), 1.63%		350	410,527
Veolia Environnement SA, 0.89%, 01/14/24		200	240,415

			9,373,902

Germany — 0.9%
Adler Group SA, 3.25%, 08/05/25		100	122,280
Adler Real Estate AG, 3.00%, 04/27/26		200	245,059
Allianz Finance II BV, 3.50%, 02/14/22		100	121,202
Amphenol Technologies Holding GmbH, 0.75%, 05/04/26		150	181,606
BASF SE
0.25%, 06/05/27		200	238,265
Series 10Y, 2.00%, 12/05/22		995	1,211,277
Bayer AG, 1.38%, 07/06/32		200	240,243
Cheplapharm Arzneimittel GmbH
3.50%, 02/11/27		200	237,589
4.38%, 01/15/28		300	367,641
Commerzbank AG, (5 year EUR Swap + 6.36%), 6.13%(a)(i)		200	250,767
Covestro AG, 0.88%, 02/03/26		60	72,715
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24		200	226,331
E.ON SE, 0.38%, 09/29/27		75	88,867
Fraport AG Frankfurt Airport Services Worldwide, 1.88%, 03/31/28(j)		935	1,113,908
IHO Verwaltungs GmbH, (3.63% Cash or 4.38% PIK), 3.63%, 05/15/25(g)		200	238,659
LEG Immobilien AG, 0.88%, 11/28/27		100	121,137
Merck Financial Services GmbH
0.01%, 12/15/23		200	235,519
0.13%, 07/16/25		100	118,320
Merck KGaA, (5 year EURIBOR ICE Swap Rate + 1.95%), 1.63%, 06/25/79(a)		200	241,342
Nidda BondCo GmbH, 5.00%, 09/30/25		100	118,386
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24		300	353,569
Schaeffler AG
1.88%, 03/26/24		10	12,137
3.38%, 10/12/28		100	128,118
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26		200	243,335
thyssenkrupp AG, 1.88%, 03/06/23		400	469,261
Vertical Midco GmbH
4.38%, 07/15/27		200	246,314
(3 mo. EURIBOR + 4.75%), 4.75%, 07/15/27(a)		200	238,644
Volkswagen Financial Services NV, 1.63%, 11/30/22	GBP	200	279,233
Volkswagen Leasing GmbH
1.00%, 02/16/23	EUR	100	119,474
2.63%, 01/15/24		225	282,353
ZF Finance GmbH
3.00%, 09/21/25		100	123,651

CONSOLIDATED SCHEDULE OF INVESTMENTS	5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Germany (continued)
ZF Finance GmbH (continued)
2.75%, 05/25/27	EUR	100	$121,196
3.75%, 09/21/28		300	383,464

			8,791,862
Guatemala(b) — 0.2%
Banco Industrial SA, (5 year CMT + 4.44%), 4.88%, 01/29/31(a)	USD	245	251,278
Central American Bottling Corp., 5.75%, 01/31/27		882	933,818
Energuate Trust, 5.88%, 05/03/27		351	370,340

			1,555,436
Hong Kong — 0.3%
Bank of East Asia Ltd.(a)
(5 year CMT + 3.75%), 4.00%, 05/29/30		400	416,500
(5 year CMT + 5.53%), 5.83%(i)		250	268,047
CITIC Ltd., 2.85%, 02/25/30		200	198,187
CMB International Leasing Management Ltd.
2.00%, 02/04/26		200	197,363
2.75%, 08/12/30		200	191,688
GLP China Holdings Ltd., 2.95%, 03/29/26		200	199,111
Nanyang Commercial Bank Ltd., (5 year CMT + 2.18%), 3.80%, 11/20/29(a)		250	262,109
Vanke Real Estate Hong Kong Co. Ltd., 3.15%, 05/12/25		300	310,594
Wheelock MTN BVI Ltd., 2.38%, 01/25/26		200	199,775
Yango Justice International Ltd., 7.50%, 04/15/24		200	195,000

			2,438,374
India — 0.3%
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30		200	201,313
Adani Transmission Ltd.
4.00%, 08/03/26		200	213,408
4.25%, 05/21/36		193	199,031
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25		200	209,313
Bharti Airtel Ltd., 3.25%, 06/03/31		200	194,736
Manappuram Finance Ltd., 5.90%, 01/13/23		200	206,813
Muthoot Finance Ltd.
6.13%, 10/31/22(b)		200	207,250
4.40%, 09/02/23		200	202,875
Oil India Ltd., 5.13%, 02/04/29		200	221,804
REC Ltd., 4.63%, 03/22/28		200	214,062
ReNew Power Pvt Ltd., 5.88%, 03/05/27		200	212,187
Shriram Transport Finance Co. Ltd., 5.10%, 07/16/23		200	203,188
Vedanta Resources Finance II PLC, 13.88%, 01/21/24		200	215,812

			2,701,792
Indonesia — 0.2%
Pertamina Persero PT
3.65%, 07/30/29		500	523,125
3.10%, 08/27/30		200	200,022
4.18%, 01/21/50		300	290,812
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara, 6.25%, 01/25/49		200	246,687
Theta Capital Pte Ltd., 8.13%, 01/22/25		200	204,313

			1,464,959
Ireland — 0.1%
Atlas Copco Finance DAC, 0.13%, 09/03/29	EUR	275	318,927
C&W Senior Financing DAC, 6.88%, 09/15/27	USD	230	245,237
ESB Finance DAC, 1.13%, 06/11/30	EUR	105	130,746

Security	Par (000)		Value
Ireland (continued)
Fresenius Finance Ireland PLC, 0.88%, 10/01/31(j)	EUR	101	$117,531
Phosagro OAO Via Phosagro Bond Funding DAC, 3.05%, 01/23/25(b)	USD	200	204,500
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28	GBP	100	141,996

			1,158,937
Isle of Man — 0.0%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	USD	204	204,446

Israel(b) — 0.3%
Bank Leumi Le-Israel BM, (5 year CMT + 1.63%), 3.28%, 01/29/31(a)		497	505,697
Energean Israel Finance Ltd.
4.50%, 03/30/24		187	188,258
4.88%, 03/30/26		172	172,979
5.88%, 03/30/31		1,000	999,500
Leviathan Bond Ltd., 5.75%, 06/30/23		672	703,190

			2,569,624
Italy — 0.3%
Autostrade per l’Italia SpA
2.00%, 12/04/28	EUR	100	119,987
2.00%, 01/15/30		100	118,870
Brunello Bidco SpA, (3 mo. Euribor + 3.75%), 3.75%, 02/15/28(a)		100	117,211
Centurion Bidco SpA, 5.88%, 09/30/26		100	122,109
Diocle SpA, (3 mo. Euribor + 3.88%), 3.88%, 06/30/26(a)		180	211,358
Enel Finance International NV, 0.01%, 06/17/24		300	353,536
International Game Technology PLC, 4.75%, 02/15/23		200	245,094
Intesa Sanpaolo SpA
0.75%, 12/04/24		100	119,844
1.35%, 02/24/31		350	403,112
(5 year EUR Swap + 6.09%), 5.88%(a)(i)		300	394,467
(5 year USD Swap + 5.46%), 7.70%(a)(b)(i)	USD	200	227,000
Nexi SpA, Series ., 0.00%, 02/24/28(k)(l)	EUR	100	111,501
Rossini Sarl, 6.75%, 10/30/25.		200	248,026
Sisal Group SpA, 7.00%, 07/31/23		69	81,992
Snam SpA, 0.01%, 08/15/25		290	340,049

			3,214,156
Japan — 0.5%
Asahi Group Holdings Ltd., 0.16%, 10/23/24		200	235,606
Nippon Life Insurance Co., (5 year CMT + 2.64%), 2.75%, 01/21/51(a)	USD	250	237,187
Nissan Motor Co. Ltd., 4.81%, 09/17/30(b)		619	678,911
SoftBank Group Corp., 4.75%, 07/30/25	EUR	2,100	2,730,485
Takeda Pharmaceutical Co. Ltd.
3.00%, 11/21/30		265	372,810
3.18%, 07/09/50	USD	400	382,038

			4,637,037
Jersey — 0.3%
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34(b)		725	703,286
2.63%, 03/31/36		300	286,500
2.94%, 09/30/40(b)		825	797,363

6

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Jersey (continued)
Heathrow Funding Ltd., 2.63%, 03/16/28	GBP	570	$777,522
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(g)	EUR	200	238,058

			2,802,729
Kazakhstan — 0.0%
KazMunayGas National Co. JSC, 3.50%, 04/14/33(b)	USD	260	266,110

Kuwait — 0.2%
NBK Tier 1 Financing Ltd., (6 year USD Swap + 2.88%), 3.63%(a)(b)(i)		1,444	1,435,322

Lithuania — 0.0%
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)		502	469,213

Luxembourg — 1.0%
Adler Group SA, 2.75%, 11/13/26	EUR	100	119,669
Altice Financing SA
2.25%, 01/15/25		100	114,392
5.00%, 01/15/28(b)	USD	367	362,389
Atento Luxco 1 SA, 8.00%, 02/10/26(b)		455	477,466
Becton Dickinson Euro Finance Sarl, 1.21%, 02/12/36	EUR	110	128,102
DH Europe Finance II Sarl, 0.20%, 03/18/26		140	164,933
FEL Energy VI Sarl, 5.75%, 12/01/40	USD	1,676	1,709,520
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25	GBP	200	284,893
GOL Equity Finance SA, 3.75%, 07/15/24(b)(k)	USD	282	232,186
Holcim Finance Luxembourg SA
0.13%, 07/19/27	EUR	240	277,260
0.50%, 04/23/31		140	158,957
Kenbourne Invest SA, 4.70%, 01/22/28(b)	USD	520	530,400
MHP Lux SA, 6.25%, 09/19/29.		400	396,500
Millicom International Cellular SA(b)
6.63%, 10/15/26		368	391,451
5.13%, 01/15/28		180	189,056
4.50%, 04/27/31		1,255	1,305,200
Monitchem HoldCo 3 SA, 5.25%, 03/15/25	EUR	100	120,642
Nielsen Co. Luxembourg Sarl, 5.00%, 02/01/25(b)	USD	15	15,338
Puma International Financing SA, 5.00%, 01/24/26(b)		200	196,687
SES SA, 2.00%, 07/02/28	EUR	200	255,246
Simpar Europe SA, 5.20%, 01/26/31(b)	USD	985	964,684
Summer BC Holdco B Sarl, 5.75%, 10/31/26	EUR	400	493,472
Traton Finance Luxembourg SA
0.75%, 03/24/29		300	353,639
1.25%, 03/24/33		200	235,287

			9,477,369
Malaysia — 0.0%
Petronas Capital Ltd., 3.50%, 04/21/30(b)	USD	200	213,610
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28		200	229,437

			443,047
Mauritius — 0.2%
Greenko Mauritius Ltd., 6.25%, 02/21/23		200	205,688
HTA Group Ltd., 7.00%, 12/18/25(b)		805	852,294
India Green Energy Holdings, 5.38%, 04/29/24(b)		690	716,737

			1,774,719
Mexico — 2.1%
Alfa SAB de CV, 6.88%, 03/25/44(b)		200	246,875
Alpha Holding SA de CV, 9.00%, 02/10/25(b)		308	219,546

Security	Par (000)		Value
Mexico (continued)
Axtel SAB de CV, 6.38%, 11/14/24(b)	USD	439	$458,343
Banco Mercantil del Norte SA, (5 year CMT + 5.04%), 6.88%(a)(b)(i)		200	204,250
Cemex SAB de CV
3.13%, 03/19/26	EUR	200	240,623
5.45%, 11/19/29	USD	200	217,600
5.20%, 09/17/30(b)		830	894,325
3.88%, 07/11/31(b)		938	915,957
Controladora Mabe SA de CV, 5.60%, 10/23/28(b)		260	302,250
Cydsa SAB de CV, 6.25%, 10/04/27(b)		1,020	1,068,450
Grupo Bimbo SAB de CV, (5 year CMT + 3.28%), 5.95%(a)(b)(i)		274	289,755
Grupo KUO SAB de CV, 5.75%, 07/07/27(b)		270	283,247
Infraestructura Energetica Nova SAB de CV, 4.75%, 01/15/51(b)		200	197,000
Mexico City Airport Trust
4.25%, 10/31/26(b)		200	211,063
5.50%, 07/31/47		2,044	2,013,953
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)		2,120	2,141,598
Petroleos Mexicanos
6.88%, 10/16/25		1,479	1,596,581
6.84%, 01/23/30		2,323	2,348,901
5.95%, 01/28/31(m)		396	378,180
6.38%, 01/23/45		1,027	852,410
5.63%, 01/23/46		208	165,329
6.35%, 02/12/48		527	434,116
7.69%, 01/23/50		1,656	1,530,144
6.95%, 01/28/60		1,555	1,327,581
Trust Fibra Uno(b)
5.25%, 01/30/26		550	605,688
6.95%, 01/30/44		699	811,058
6.39%, 01/15/50		358	394,248

			20,349,071
Morocco — 0.1%
OCP SA, 4.50%, 10/22/25		447	472,004

MultiNational — 0.1%
Clarios Global LP/Clarios US Finance Co., 4.38%, 05/15/26	EUR	200	242,749
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.(b)
8.75%, 05/25/24	USD	120	122,920
8.00%, 12/31/26		48	46,119
(6.00% Cash and 7.00% PIK), 13.00%, 12/31/25(g)		63	63,678
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/29(b)		24	27,108
Promigas SA ESP/Gases del Pacifico SAC
3.75%, 10/16/29		450	455,062
3.75%, 10/16/29(b)		400	404,500

			1,362,136
Netherlands — 1.6%
ABN AMRO Bank NV, 0.88%, 01/15/24	EUR	100	120,868
Airbus SE
2.00%, 04/07/28		400	519,739
2.38%, 04/07/32		100	135,284
Allianz Finance II BV, 0.01%, 01/14/25		100	118,044
ASML Holding NV, 1.38%, 07/07/26		220	276,291

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Netherlands (continued)
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24	USD	300	$330,477
BMW Finance NV, 0.01%, 04/14/23	EUR	480	565,179
Braskem Netherlands Finance BV
4.50%, 01/10/28	USD	600	616,230
5.88%, 01/31/50(b)		738	739,494
(5 year CMT + 8.22%), 8.50%, 01/23/81(a)		269	305,315
Cooperatieve Rabobank UA
1.38%, 02/03/27	EUR	100	126,823
4.63%, 05/23/29	GBP	255	413,063
Deutsche Telekom International Finance BV, 4.25%, 07/13/22	EUR	520	645,129
Embraer Netherlands Finance BV, 6.95%, 01/17/28(b)	USD	440	481,932
Enel Finance International NV, 1.00%, 10/20/27	GBP	210	282,312
Equate Petrochemical BV
4.25%, 11/03/26(b)	USD	600	653,625
4.25%, 11/03/26		342	372,566
Iberdrola International BV(a)(i)
Series NC5, (5 year EUR Swap + 2.32%), 1.87%	EUR	400	479,634
Series NC6, (5 year EUR Swap + 1.83%), 1.45%		100	117,856
Imperial Brands Finance Netherlands BV, 1.75%, 03/18/33		270	315,842
ING Bank NV, (3 mo. Euribor + 0.40%), 0.09%, 04/08/22(a)		500	589,210
ING Groep NV
1.00%, 09/20/23		200	241,365
(3 mo. Euribor + 0.60%), 0.10%, 09/03/25(a)		200	234,481
Intertrust Group BV, 3.38%, 11/15/25		100	120,202
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25(b)	USD	30	31,463
OCI NV, 3.63%, 10/15/25	EUR	200	244,508
Petrobras Global Finance BV
4.38%, 05/20/23	USD	88	92,158
6.25%, 03/17/24		266	294,512
PPF Telecom Group BV, 3.25%, 09/29/27	EUR	100	124,635
Redexis Gas Finance BV
1.88%, 05/28/25		200	248,508
1.88%, 04/27/27		300	379,630
RELX Finance BV, 0.50%, 03/10/28		100	118,739
Shell International Finance BV
0.13%, 11/08/27		100	116,994
1.25%, 05/12/28		100	125,679
Siemens Financieringsmaatschappij NV, 0.01%, 02/20/26		100	117,669
Stellantis NV, 0.63%, 03/30/27		350	409,041
Telefonica Europe BV, (6 year EUR Swap + 4.11%), 4.38%(a)(i)		800	1,019,393
Teva Pharmaceutical Finance Netherlands II BV,
4.50%, 03/01/25		100	123,353
Trivium Packaging Finance BV, 3.75%, 08/15/26		100	120,143
United Group BV
4.88%, 07/01/24		200	238,398
4.00%, 11/15/27		100	115,818
Upjohn Finance BV, 1.02%, 06/23/24		390	470,113
VEON Holdings BV(b)
4.00%, 04/09/25	USD	400	412,600
3.38%, 11/25/27		765	750,427
Vivo Energy Investments BV, 5.13%, 09/24/27(b)		350	373,625

Security	Par (000)		Value
Netherlands (continued)
Volkswagen Financial Services NV, 1.63%, 02/10/24	GBP	200	$279,678
Volkswagen International Finance NV, 4.13%, 11/16/38	EUR	200	320,405
Vonovia Finance BV, 0.75%, 01/25/22		200	236,509
Wolters Kluwer NV, 0.25%, 03/30/28		180	210,798
Ziggo BV, 4.25%, 01/15/27		80	97,560

			15,873,317
Norway — 0.0%
Adevinta ASA, 3.00%, 11/15/27		200	242,162
Telenor ASA, 0.01%, 09/25/23		160	188,604

			430,766
Panama — 0.1%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(b)	USD	400	413,860
Banco Nacional de Panama, 2.50%, 08/11/30(b)		200	185,600
Banistmo SA, 3.65%, 09/19/22		200	204,000
ENA Master Trust, 4.00%, 05/19/48(b)		314	316,748

			1,120,208
Peru — 0.2%
Inkia Energy Ltd.
5.88%, 11/09/27(b)		284	298,200
5.88%, 11/09/27		200	210,000
InRetail Consumer, 3.25%, 03/22/28(b)		730	728,912
Kallpa Generacion SA, 4.88%, 05/24/26		200	218,125
Nexa Resources SA, 5.38%, 05/04/27(b)		400	434,100
Orazul Energy Egenor SCA, 5.63%, 04/28/27(b)		293	305,178

			2,194,515
Portugal — 0.0%
Transportes Aereos Portugueses SA, 5.63%, 12/02/24(b)	EUR	100	90,702

Saudi Arabia — 0.2%
Arabian Centres Sukuk Ltd., 5.63%, 10/07/26(b)	USD	1,175	1,175,000
Saudi Arabian Oil Co.
2.25%, 11/24/30(b)		200	191,910
4.25%, 04/16/39		200	215,312
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43		200	228,125

			1,810,347
Singapore — 0.3%
BOC Aviation Ltd., 3.00%, 09/11/29		400	397,250
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27(b)		950	964,250
LLPL Capital Pte Ltd., 6.88%, 02/04/39		182	212,610
Puma International Financing SA, 5.13%, 10/06/24(b)		937	936,707

			2,510,817
South Africa — 0.1%
Eskom Holdings SOC Ltd., 7.13%, 02/11/25		369	380,992
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(b)		200	216,813

			597,805

8

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value
South Korea(a) — 0.1%
Kookmin Bank, (5 year CMT + 2.64%), 4.35%(i)	USD	300	$316,219
Shinhan Financial Group Co. Ltd., (5 year CMT + 1.50%), 3.34%, 02/05/30.		200	208,937

			525,156
Spain — 0.2%
Amadeus IT Group SA
2.88%, 05/20/27	EUR	300	395,244
1.88%, 09/24/28		100	123,949
Banco Bilbao Vizcaya Argentaria SA, (5 year USD Swap + 3.87%), 6.13%(a)(i)	USD	200	209,400
Banco de Sabadell SA
0.88%, 07/22/25	EUR	100	119,166
(1 year EUR Swap + 1.55%), 1.13%, 03/11/27(a)		200	240,735
Cirsa Finance International Sarl, 7.88%, 12/20/23(b)	USD	200	202,260
ContourGlobal Power Holdings SA, 4.13%, 08/01/25.	EUR	100	119,909
Ferrovial Netherlands BV, (5 year EUR Swap + 2.13%), 2.12%(a)(i)		200	231,302
Lorca Telecom Bondco SA, 4.00%, 09/18/27		200	240,382
Telefonica Emisiones SA, 1.45%, 01/22/27		100	125,050

			2,007,397
Sweden — 0.1%
Heimstaden Bostad AB(a)(i)
(5 year EUR Swap + 3.15%), 2.63%		100	116,083
(5 year EUR Swap + 3.91%), 3.38%		100	120,966
Intrum AB, 4.88%, 08/15/25		100	122,401
Skandinaviska Enskilda Banken AB, 0.38%, 02/11/27		425	502,213
Verisure Holding AB
3.50%, 05/15/23		100	118,409
3.88%, 07/15/26		100	120,888
Volvo Treasury AB, (3 mo. Euribor + 0.65%), 0.11%, 09/13/21(a)		200	234,908

			1,335,868
Switzerland — 0.2%
Credit Suisse Group AG, (1 year EURIBOR ICE Swap Rate + 1.05%), 1.00%, 06/24/27(a)		325	388,101
Credit Suisse Group Funding Guernsey Ltd., 1.25%, 04/14/22		195	231,564
Sika Capital BV, 0.88%, 04/29/27		380	464,206
UBS Group AG, (1 year EUR Swap + 0.55%), 0.25%, 01/29/26(a)		305	358,598

			1,442,469
Thailand — 0.1%
Bangkok Bank PCL, (5 year CMT + 1.90%), 3.73%, 09/25/34(a)	USD	200	201,375
Kasikornbank PCL, (5 year CMT + 1.70%), 3.34%, 10/02/31(a)		500	509,844
Thaioil Treasury Center Co. Ltd., 3.75%, 06/18/50		400	353,545

			1,064,764
United Arab Emirates — 0.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47		200	225,750
DP World Ltd., 6.85%, 07/02/37		400	519,375
Emirates NBD Bank PJSC, (6 year USD Swap + 3.66%), 6.13%(a)(i)		744	792,127
MAF Sukuk Ltd., 4.64%, 05/14/29		220	243,719

Security	Par (000)		Value
United Arab Emirates (continued)
MDGH - GMTN BV(b)
2.50%, 11/07/24	USD	575	$602,852
2.88%, 11/07/29		400	413,875

			2,797,698
United Kingdom — 1.2%
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	200	278,052
Barclays PLC(a)
(1 year EUR Swap + 3.70%), 3.38%, 04/02/25	EUR	200	256,080
(5 year EUR Swap + 1.90%), 2.00%, 02/07/28		200	240,548
(5 year UK Government Bond + 1.75%), 1.70%, 11/03/26	GBP	200	278,967
(5 year USD Swap + 6.77%), 7.88%(i)	USD	200	210,250
BAT International Finance PLC
4.00%, 09/04/26	GBP	100	153,432
1.25%, 03/13/27	EUR	140	169,079
2.25%, 01/16/30		315	397,401
Bellis Acquisition Co. PLC, 3.25%, 02/16/26	GBP	100	138,384
Cabot Financial Luxembourg SA, 7.50%, 10/01/23		88	124,068
Chanel Ceres PLC, 0.50%, 07/31/26	EUR	170	201,204
CPUK Finance Ltd., 4.25%, 08/28/22	GBP	104	143,400
eG Global Finance PLC
3.63%, 02/07/24	EUR	100	113,531
4.38%, 02/07/25		200	229,010
6.25%, 10/30/25		100	119,369
Fresnillo PLC, 4.25%, 10/02/50(b)	USD	675	663,188
Heathrow Finance PLC, 4.38%, 03/01/27	GBP	200	279,957
INEOS Finance PLC, 3.38%, 03/31/26	EUR	100	120,495
Informa PLC
2.13%, 10/06/25		250	309,291
3.13%, 07/05/26	GBP	400	579,220
InterContinental Hotels Group PLC, 3.38%, 10/08/28		100	145,376
Ladbrokes Group Finance PLC, 5.13%, 09/16/22		100	143,719
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)	USD	1,376	1,448,240
Motability Operations Group PLC, 0.13%, 07/20/28	EUR	100	116,249
National Grid Electricity Transmission PLC, 0.19%, 01/20/25		100	117,922
Pinewood Finance Co. Ltd., 3.25%, 09/30/25	GBP	200	281,234
Premier Foods Finance PLC, 6.25%, 10/15/23		200	282,232
Rolls-Royce PLC
4.63%, 02/16/26	EUR	100	126,358
1.63%, 05/09/28		200	213,692
Royalty Pharma PLC, 3.55%, 09/02/50(b)		209	199,167
Synthomer PLC, 3.88%, 07/01/25	EUR	100	122,182
Tesco Corporate Treasury Services PLC, 0.38%, 07/27/29		100	115,068
Thames Water Kemble Finance PLC, 4.63%, 05/19/26	GBP	167	232,979
Vedanta Resources Finance II PLC, 8.95%, 03/11/25(b)	USD	1,700	1,624,350
Virgin Media Finance PLC, 5.00%, 07/15/30(b)		200	199,750
Virgin Media Secured Finance PLC, 5.50%, 08/15/26(b)		200	207,521
Vmed O2 UK Financing I PLC, 3.25%, 01/31/31	EUR	300	353,620
Vodafone Group PLC, 4.25%, 09/17/50	USD	183	201,606

			11,136,191
United States — 6.7%
AbbVie, Inc. , 1.38%, 05/17/24	EUR	100	121,960
7-Eleven, Inc., 2.80%, 02/10/51(b)	USD	220	197,038

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
AbbVie, Inc., 4.25%, 11/21/49	USD	1,874	$2,120,498
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(b)		30	31,582
ADT Security Corp., 4.88%, 07/15/32(b)		23	23,374
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 03/15/29(b)		21	19,984
Altria Group, Inc.
1.70%, 06/15/25	EUR	220	270,866
2.20%, 06/15/27		210	265,695
3.40%, 02/04/41	USD	171	158,659
3.70%, 02/04/51		217	197,699
Amazon.com, Inc., 2.50%, 06/03/50		222	198,566
American Airlines Pass Through Trust, Series 2019-1, Class B, 3.85%, 08/15/29		86	78,275
American Airlines Pass-Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29		10	9,989
Series 2016-1, Class B, 5.25%, 07/15/25		6	5,429
Series 2016-2, Class B, 4.38%, 12/15/25(b)		64	59,626
Series 2017-1, Class B, 4.95%, 08/15/26		16	15,157
Series 2019-1, Class AA, 3.15%, 08/15/33		80	80,018
American Builders & Contractors Supply Co., Inc.(b)
5.88%, 05/15/26		18	18,588
4.00%, 01/15/28		25	25,000
American Tower Corp.
3.10%, 06/15/50		172	158,114
2.95%, 01/15/51		225	198,915
Anheuser-Busch InBev Worldwide, Inc., 4.50%, 06/01/50		2,081	2,361,138
Anthem, Inc., 3.13%, 05/15/50		165	157,451
Apple, Inc.
4.25%, 02/09/47		1,393	1,658,541
2.65%, 02/08/51		739	675,284
Aramark Services, Inc.
4.75%, 06/01/26		35	35,980
5.00%, 02/01/28(b)		80	83,020
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 04/30/25(b)		677	711,517
2.13%, 08/15/26	EUR	200	233,694
4.75%, 07/15/27	GBP	200	281,924
AT&T, Inc.
4.38%, 09/14/29		100	162,267
2.60%, 05/19/38	EUR	100	132,254
3.30%, 02/01/52	USD	220	198,142
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	100	119,336
B&G Foods, Inc., 5.25%, 09/15/27	USD	5	5,203
Ball Corp., 2.88%, 08/15/30.		12	11,559
Bank of America Corp. 2.38%, 06/19/24	EUR	100	126,260
(3 mo. Euribor + 0.94%), 0.65%, 10/26/31(a)		100	116,133
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51(a)	USD	1,875	2,081,826
(SOFR + 1.65%), 3.48%, 03/13/52(a)		193	196,664
BAT Capital Corp., 3.98%, 09/25/50		383	358,935
Bausch Health Americas, Inc.(b)
9.25%, 04/01/26		79	87,532
8.50%, 01/31/27		42	46,594
Bausch Health Cos., Inc.(b)
9.00%, 12/15/25		80	86,918
5.75%, 08/15/27		5	5,381
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(b)		35	35,787
Becton Dickinson & Co., 1.40%, 05/24/23	EUR	495	597,818

Security	Par (000)		Value
United States (continued)
Becton Dickinson Euro Finance Sarl, 0.63%, 06/04/23	EUR	200	$237,899
Berry Global, Inc.(b)
4.50%, 02/15/26	USD	15	15,375
4.88%, 07/15/26		48	50,791
5.63%, 07/15/27		15	15,844
Booking Holdings, Inc., 0.10%, 03/08/25	EUR	350	411,593
Boxer Parent Co., Inc., 6.50%, 10/02/25		300	374,396
Broadcom, Inc., 3.75%, 02/15/51(b)	USD	372	355,712
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(b)		17	17,502
Buckeye Partners LP, 4.15%, 07/01/23		4	4,105
Builders FirstSource, Inc., 6.75%, 06/01/27(b)		7	7,534
Caesars Entertainment, Inc., 6.25%, 07/01/25(b)		803	856,010
Caesars Resort Collection LLC/CRC Finco, Inc.(b)
5.75%, 07/01/25		68	71,760
5.25%, 10/15/25		42	42,155
Calpine Corp.(b)
5.25%, 06/01/26		33	33,932
4.50%, 02/15/28		34	34,286
5.13%, 03/15/28		38	38,177
Capital One Financial Corp., 1.65%, 06/12/29	EUR	400	498,165
Catalent Pharma Solutions, Inc., 2.38%, 03/01/28		100	116,708
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.75%, 02/15/26	USD	18	18,572
5.50%, 05/01/26		25	25,783
5.13%, 05/01/27		54	57,095
5.38%, 06/01/29		25	26,812
4.75%, 03/01/30		83	86,009
4.50%, 08/15/30		27	27,518
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(b)		26	27,366
Centene Corp.
5.38%, 08/15/26(b)		19	20,043
4.63%, 12/15/29		121	130,959
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41		209	198,212
3.70%, 04/01/51		170	159,002
Cheniere Energy Partners LP, 4.50%, 10/01/29		40	41,481
Cheniere Energy, Inc., 4.63%, 10/15/28(b)		56	58,158
Churchill Downs, Inc., 4.75%, 01/15/28(b)		4	4,137
Citgo Holding, Inc., 9.25%, 08/01/24(b)		602	597,485
Citigroup, Inc.(a)
(SOFR + 4.55%), 5.32%, 03/26/41		153	196,984
Series V, (SOFR + 3.23%), 4.70%(i)		10	10,070
Clarios Global LP/Clarios US Finance Co., 6.25%, 05/15/26(b)		25	26,551
CNX Resources Corp., 7.25%, 03/14/27(b)		22	23,630
Coca-Cola Co., 1.00%, 03/09/41	EUR	170	194,694
Comcast Corp.
3.45%, 02/01/50	USD	1,834	1,894,639
4.95%, 10/15/58		10	13,084
Continental Resources, Inc.
5.00%, 09/15/22		19	19,015
4.38%, 01/15/28		30	31,545
Coty, Inc., 6.50%, 04/15/26(b)		136	137,057
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26		21	21,777

10

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
Crown Castle International Corp., 3.25%, 01/15/51	USD	114	$104,934
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)		37	37,748
CSC Holdings LLC(b)
5.50%, 05/15/26		200	206,200
5.75%, 01/15/30		200	210,649
4.13%, 12/01/30		400	397,312
CVS Health Corp., 5.05%, 03/25/48		87	106,805
DAE Funding LLC(b)
2.63%, 03/20/25		835	839,697
3.38%, 03/20/28		380	376,200
DaVita, Inc., 4.63%, 06/01/30(b)		1,478	1,505,875
DCP Midstream Operating LP
5.38%, 07/15/25		9	9,753
5.13%, 05/15/29		19	20,206
Dell International LLC/EMC Corp., 8.35%,
07/15/46(b)		131	199,302
Diamond Sports Group LLC/Diamond Sports
Finance Co., 5.38%, 08/15/26(b)		28	20,160
DISH DBS Corp., 7.75%, 07/01/26		89	98,232
DR Horton, Inc., 2.60%, 10/15/25		1,072	1,127,525
DraftKings, Inc., 0.00%, 03/15/28(b)(k)(l)		174	172,173
Elanco Animal Health, Inc., 5.90%, 08/28/28		40	45,350
Encompass Health Corp., 4.50%, 02/01/28		15	15,362
Encore Capital Group, Inc., 4.88%, 10/15/25	EUR	100	123,550
Endeavor Energy Resources LP/EER Finance, Inc.(b)
6.63%, 07/15/25	USD	41	43,818
5.75%, 01/30/28		68	71,830
Energizer Holdings, Inc., 4.38%, 03/31/29(b)		10	10,035
Energy Transfer Operating LP, 5.00%, 05/15/50		193	199,609
Enterprise Products Operating LLC, 3.20%, 02/15/52		394	359,404
Equinix, Inc., 2.95%, 09/15/51		228	200,722
ESH Hospitality, Inc., 4.63%, 10/01/27(b)		24	25,383
Expedia Group, Inc., 6.25%, 05/01/25(b)		268	309,999
Exxon Mobil Corp., 3.45%, 04/15/51 Fidelity National Information Services, Inc.		1,837	1,855,098
0.75%, 05/21/23	EUR	230	274,265
1.10%, 07/15/24		110	133,299
FirstEnergy Transmission LLC, 4.35%, 01/15/25(b)	USD	1,032	1,118,687
Fiserv, Inc.
2.25%, 07/01/25	GBP	435	629,261
1.63%, 07/01/30	EUR	265	334,334
Ford Motor Co.
9.00%, 04/22/25	USD	124	150,178
9.63%, 04/22/30		36	50,239
Ford Motor Credit Co. LLC
3.25%, 09/15/25	EUR	100	124,631
2.33%, 11/25/25		100	120,260
4.13%, 08/17/27	USD	208	214,760
5.11%, 05/03/29		247	265,142
General Electric Co., 4.35%, 05/01/50		2,137	2,371,952
General Motors Co., 5.95%, 04/01/49		239	303,271
General Motors Financial Co., Inc.
2.35%, 09/03/25	GBP	355	504,096
0.85%, 02/26/26	EUR	100	118,739
0.60%, 05/20/27		230	267,457
Gilead Sciences, Inc., 2.80%, 10/01/50	USD	223	198,199
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31		288	297,641

Security	Par (000)		Value
United States (continued)
Goodyear Tire & Rubber Co., 5.00%, 05/31/26	USD	15	$15,407
Gray Television, Inc.(b)
5.88%, 07/15/26		18	18,653
7.00%, 05/15/27		18	19,575
Harsco Corp., 5.75%, 07/31/27(b)		15	15,356
HCA, Inc.
5.88%, 02/01/29		24	27,960
3.50%, 09/01/30		26	26,220
Herc Holdings, Inc., 5.50%, 07/15/27(b)		10	10,642
Hess Corp., 5.60%, 02/15/41		173	199,572
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/30		43	45,614
Howard Hughes Corp., 5.38%, 08/01/28(b)		18	18,923
iHeartCommunications, Inc.
6.38%, 05/01/26		38	40,267
4.75%, 01/15/28(b)		24	24,180
International Business Machines Corp.
0.88%, 01/31/25	EUR	100	121,581
4.25%, 05/15/49	USD	108	124,322
IRB Holding Corp., 7.00%, 06/15/25(b)		16	17,223
Iron Mountain, Inc.(b)
4.88%, 09/15/27		18	18,416
5.25%, 03/15/28		15	15,581
5.00%, 07/15/28		535	547,037
5.25%, 07/15/30		385	397,243
Jaguar Holding Co. II/PPD Development LP, 5.00%, 06/15/28(b)		7	7,291
JBS Investments II GmbH, 7.00%, 01/15/26(b)		200	212,884
JPMorgan Chase & Co.
0.63%, 01/25/24	EUR	1,105	1,320,545
(SOFR + 2.44%), 3.11%, 04/22/51(a)	USD	202	197,831
Kaiser Aluminum Corp., 4.63%, 03/01/28(b)		15	15,353
KAR Auction Services, Inc., 5.13%, 06/01/25(b)		15	15,271
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(b)
5.25%, 06/01/26		24	24,734
4.75%, 06/01/27		8	8,390
Kinder Morgan, Inc., 3.60%, 02/15/51		383	356,862
Kraft Heinz Foods Co., 5.00%, 07/15/35		15	17,264
Kroger Co., 3.95%, 01/15/50		146	157,761
L Brands, Inc., 6.88%, 07/01/25(b)		20	22,224
Lamar Media Corp., 4.00%, 02/15/30		8	7,978
Lamb Weston Holdings, Inc., 4.88%, 05/15/28(b)		5	5,399
Level 3 Financing, Inc.
5.25%, 03/15/26		27	27,810
4.25%, 07/01/28(b)		715	723,087
3.63%, 01/15/29(b)		23	22,281
Liberty Mutual Group, Inc., (5 year EUR Swap +
3.70%), 3.63%, 05/23/59(a)	EUR	200	239,036
Lowe’s Cos., Inc., 3.00%, 10/15/50	USD	170	158,562
Lumen Technologies, Inc.
5.63%, 04/01/25		15	16,181
5.13%, 12/15/26(b)		89	93,751
4.00%, 02/15/27(b)		51	52,093
Series Y, 7.50%, 04/01/24		24	26,900
LYB International Finance III LLC, 3.63%, 04/01/51		108	106,389
Marriott International, Inc., Series FF, 4.63%, 06/15/30		81	90,614
Marriott Ownership Resorts, Inc., 6.13%, 09/15/25(b)		4	4,249
Masonite International Corp., 5.38%, 02/01/28(b)		4	4,245
MasTec, Inc., 4.50%, 08/15/28(b)		6	6,225

CONSOLIDATED SCHEDULE OF INVESTMENTS	11

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
McDonald’s Corp.
1.00%, 11/15/23	EUR	100	$120,816
4.45%, 09/01/48	USD	138	160,928
Medtronic Global Holdings SCA
1.13%, 03/07/27	EUR	290	358,115
2.25%, 03/07/39		100	136,915
Metropolitan Life Global Funding I
0.01%, 09/23/22		100	117,738
2.38%, 01/11/23		100	122,736
MGM Growth Properties Operating Partnership
LP/MGP Finance Co-Issuer, Inc.
4.63%, 06/15/25(b)	USD	91	95,978
4.50%, 09/01/26		15	15,699
5.75%, 02/01/27		37	40,790
MGM Resorts International
6.75%, 05/01/25		21	22,626
5.75%, 06/15/25		21	22,890
4.63%, 09/01/26		14	14,681
5.50%, 04/15/27		66	70,950
Morgan Stanley, (SOFR + 1.43%), 2.80%, 01/25/52(a)		2,018	1,857,501
Motorola Solutions, Inc., 5.50%, 09/01/44		165	200,047
MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 08/01/29		19	19,989
Navient Corp.
7.25%, 09/25/23		15	16,235
6.75%, 06/25/25		15	16,286
6.75%, 06/15/26		15	16,260
Netflix, Inc.
4.38%, 11/15/26		31	34,635
6.38%, 05/15/29		21	26,040
New Metro Global Ltd., 6.80%, 08/05/23		200	209,875
Nexstar Broadcasting, Inc., 5.63%, 07/15/27(b)		25	26,203
NextEra Energy Operating Partners LP, 4.50%, 09/15/27(b)		6	6,488
NRG Energy, Inc.
3.75%, 06/15/24(b)		20	21,418
7.25%, 05/15/26		9	9,360
4.45%, 06/15/29(b)		40	43,595
5.25%, 06/15/29(b)		31	33,170
NuStar Logistics LP, 5.75%, 10/01/25		200	214,104
OI European Group BV, 2.88%, 02/15/25	EUR	200	237,003
ONE Gas Inc., 2.00%, 05/15/30	USD	35	33,101
Oracle Corp.
3.40%, 07/08/24		105	112,818
3.60%, 04/01/50		1,875	1,816,091
3.95%, 03/25/51		191	196,895
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		15	15,150
4.63%, 03/15/30		15	14,438
Owens-Brockway Glass Container, Inc., 5.88%, 08/15/23(b)		19	20,354
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co. Issuer, 7.50%, 06/01/25(b)		15	16,394
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co.Issuer, 5.88%, 10/01/28(b)		67	71,037

Security	Par (000)		Value
United States (continued)
PennyMac Financial Services, Inc., 5.38%, 10/15/25(b)	USD	15	$15,548
PG&E Corp., 5.00%, 07/01/28		275	290,531
Philip Morris International, Inc.
0.13%, 08/03/26	EUR	260	301,719
3.13%, 06/03/33		165	233,334
2.00%, 05/09/36		200	249,619
Post Holdings, Inc.(b)
5.50%, 12/15/29	USD	20	21,416
4.63%, 04/15/30		74	74,185
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
3.38%, 08/31/27		13	12,610
6.25%, 01/15/28		59	61,418
Procter & Gamble Co., 0.63%, 10/30/24	EUR	150	181,057
Prologis Euro Finance LLC
0.63%, 09/10/31		200	232,495
1.50%, 09/10/49		100	113,838
Quicken Loans LLC/Quicken Loans Co.Issuer, Inc.,
3.88%, 03/01/31(b)	USD	34	32,725
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(b)		8	8,090
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		17	17,361
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/25		17	17,531
Sasol Financing USA LLC
4.38%, 09/18/26		455	464,168
5.50%, 03/18/31		945	926,100
SASOL Financing USA LLC, 5.88%, 03/27/24		249	263,000
Scenery Journey Ltd., 13.00%, 11/06/22		200	186,375
Scientific Games International, Inc., 5.00%, 10/15/25(b)		73	75,606
Select Medical Corp., 6.25%, 08/15/26(b)		530	563,263
Service Properties Trust
5.00%, 08/15/22		409	415,106
4.35%, 10/01/24		7	6,959
7.50%, 09/15/25		79	89,777
SES SA
1.63%, 03/22/26	EUR	295	368,646
(5 year EUR Swap + 5.40%), 5.63%(a)(i)		200	258,205
Silgan Holdings, Inc., 3.25%, 03/15/25		100	118,091
Sirius XM Radio, Inc.(b)
5.00%, 08/01/27	USD	39	40,913
4.13%, 07/01/30		26	26,030
Six Flags Entertainment Corp., 4.88%, 07/31/24(b)		24	24,231
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)		7	7,569
SM Energy Co., 10.00%, 01/15/25(b)		668	751,500
Specialty Building Products Holdings LLC/SBP
Finance Corp., 6.38%, 09/30/26(b)		18	18,585
Sprint Corp., 7.63%, 03/01/26		15	18,371
Standard Industries, Inc.(b)
4.75%, 01/15/28		16	16,586
4.38%, 07/15/30		21	21,189
Steel Dynamics, Inc.
3.25%, 01/15/31		25	26,458
3.25%, 10/15/50		212	197,830
Stericycle, Inc., 5.38%, 07/15/24(b)		18	18,585
Stryker Corp., 0.75%, 03/01/29	EUR	100	119,379

12

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)	USD	32	$33,400
Sunoco LP/Sunoco Finance Corp., 5.50%, 02/15/26 .		41	42,119
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.88%, 04/15/26		57	59,672
5.50%, 03/01/30		43	45,150
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		3	3,315
TEGNA, Inc.
4.75%, 03/15/26(b)		80	84,900
4.63%, 03/15/28		31	31,542
Tenet Healthcare Corp.
4.63%, 09/01/24(b)		10	10,288
7.50%, 04/01/25(b)		7	7,558
5.13%, 05/01/25		24	24,337
4.88%, 01/01/26(b)		34	35,352
6.25%, 02/01/27(b)		25	26,397
4.63%, 06/15/28(b)		46	47,149
Terex Corp., 5.63%, 02/01/25(b)		8	8,225
Texas Eastern Transmission LP, 2.80%, 10/15/22(b)		20	20,500
T-Mobile USA, Inc.
4.75%, 02/01/28		15	15,949
4.50%, 04/15/50(b)		144	161,696
3.30%, 02/15/51(b)		215	200,933
Transcontinental Gas Pipe Line Co. LLC, 4.60%, 03/15/48		9	10,219
TransDigm, Inc.
8.00%, 12/15/25(b)		191	207,999
6.25%, 03/15/26(b)		119	126,164
6.38%, 06/15/26		66	68,227
Travel & Leisure Co., 6.63%, 07/31/26(b)		212	240,694
TreeHouse Foods, Inc., 4.00%, 09/01/28		4	4,028
Tri Pointe Homes, Inc., 5.70%, 06/15/28		25	27,630
U.S. Foods, Inc., 6.25%, 04/15/25(b)		9	9,648
UGI International LLC, 3.25%, 11/01/25	EUR	100	119,773
Under Armour, Inc., 3.25%, 06/15/26	USD	6	6,004
United Airlines Pass-Through Trust
Series 16-2, Class B, 3.65%, 04/07/27		4	4,373
Series 2014-2, Class B, 4.63%, 03/03/24		9	9,506
Series 2015-1, Class AA, 3.45%, 06/01/29		1	818
Series 2019-2, Class B, 3.50%, 05/01/28		61	59,537
Series AA, 2.88%, 04/07/30		7	6,833
Series AA, Class AA, 2.70%, 11/01/33		75	72,723
Series B, 4.75%, 10/11/23		3	2,541
United Rentals North America, Inc.
5.88%, 09/15/26		34	35,572
5.50%, 05/15/27		24	25,596
4.88%, 01/15/28		42	44,242
3.88%, 02/15/31		101	101,505
UnitedHealth Group, Inc.
2.90%, 05/15/50		167	159,922
3.13%, 05/15/60		205	201,246
Vail Resorts, Inc., 6.25%, 05/15/25(b)		6	6,398
Valvoline, Inc., 4.25%, 02/15/30(b)		6	6,120
Verizon Communications, Inc.
1.88%, 09/19/30	GBP	270	371,305
2.88%, 11/20/50	USD	252	223,973
3.55%, 03/22/51		218	217,694
3.00%, 11/20/60		508	441,032

Security	Par (000)		Value
United States (continued)
Verizon Communications, Inc. (continued)
3.70%, 03/22/61	USD	1,295	$1,279,612
ViacomCBS, Inc., 4.95%, 05/19/50		169	198,094
ViaSat, Inc., 5.63%, 04/15/27(b)		6	6,293
VICI Properties LP/VICI Note Co., Inc.(b)
3.50%, 02/15/25		8	8,145
4.25%, 12/01/26		35	35,808
4.63%, 12/01/29		24	24,897
Vistra Operations Co. LLC, 5.50%, 09/01/26(b)		17	17,616
Wells Fargo & Co.
0.50%, 04/26/24	EUR	750	892,262
2.00%, 07/28/25	GBP	185	263,281
2.00%, 04/27/26	EUR	135	171,756
Williams Scotsman International, Inc., 4.63%, 08/15/28(b)	USD	3	3,056
WMG Acquisition Corp., 3.88%, 07/15/30(b)		5	5,048
WPX Energy, Inc.
5.25%, 10/15/27(e)		4	4,262
4.50%, 01/15/30		30	32,304
Wyndham Hotels & Resorts, Inc.(b)
5.38%, 04/15/26		12	12,270
4.38%, 08/15/28		34	34,391
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(b)
5.50%, 03/01/25		28	29,582
5.25%, 05/15/27		75	78,535
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
7.75%, 04/15/25		41	44,447
5.13%, 10/01/29		51	52,198
Yum! Brands, Inc.(b)
7.75%, 04/01/25		7	7,656
4.75%, 01/15/30		42	44,407
Zayo Group Holdings, Inc., 4.00%, 03/01/27(b)		13	12,773

			64,265,981

Total Corporate Bonds — 24.6% (Cost: $232,531,492)			237,193,035

Floating Rate Loan Interests(a)

Mexico — 0.0%
Credito Real SAB de CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%), 3.93%, 02/17/23(c)		85	83,130

United States — 1.1%
Athenahealth, Inc., 2021 Term Loan B1, (3 mo. LIBOR + 4.25%), 4.45%, 02/11/26		218	218,181
Avantor Funding, Inc., 2020 Incremental Term Loan B4, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 11/06/27		848	847,451
City Brewing Company LLC, 4.50%, 03/30/28(c)		711	707,445
Foundation Building Materials Holding Company LLC
2021 Delayed Draw Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/10/28		73	72,676
2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/10/28		127	125,669
Granite Acquisition Inc., 2021 Term Loan B, 03/31/28(j)(n)		299	297,879
IRB Holding Corp, 2020 Fourth Amendment Incremental Term Loan, 12/15/27(j)(n)		848	846,013

CONSOLIDATED SCHEDULE OF INVESTMENTS	13

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
Leslie’s Poolmart, Inc., 2021 Term Loan B, 03/04/28(j)(n)	USD	650	$645,665
Park River Holdings, Inc., Term Loan, 12/28/27(j)(n)		352	349,582
Playtika Holding Corp., 2021 Term Loan, 03/11/28(j)(n)		795	790,031
Select Medical Corp., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 2.36%, 03/06/25		850	844,075
Shearer’s Foods, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 09/23/27		848	845,620
Signal Parent, Inc, Term Loan B, 03/25/28(c)(j)(n)		835	828,737
The Enterprise Development Authority, Term Loan B, 02/18/28(c)(j)(n)		761	762,903
Triton Water Holdings, Inc, Term Loan, 03/18/28(n)		858	853,976
Woof Holdings, Inc., 1st Lien Term Loan, 12/21/27(j)(n)		850	845,750

			9,881,653

Total Floating Rate Loan Interests — 1.1% (Cost: $10,013,621)			9,964,783

Foreign Agency Obligations

Albania — 0.1%
Albania Government International Bond, 3.50%, 06/16/27	EUR	403	503,317

Argentina — 0.1%
Argentine Republic Government International Bond, 1.13%, 07/09/35(o)	USD	4,559	1,344,905

Australia — 0.8%
Australia Government Bond
2.00%, 12/21/21	AUD	210	161,739
5.75%, 07/15/22		320	260,691
2.75%, 04/21/24		130	106,638
4.75%, 04/21/27		220	203,939
2.25%, 05/21/28		90	72,954
3.75%, 04/21/37		80	72,852
3.00%, 03/21/47		5,000	4,038,740
1.75%, 06/21/51		4,040	2,455,151

			7,372,704

Austria(b) — 0.1%
Republic of Austria Government Bond
0.75%, 02/20/28	EUR	556	702,872
1.50%, 02/20/47		222	326,312

			1,029,184
Bahrain — 0.2%
Bahrain Government International Bond
7.00%, 01/26/26	USD	200	230,000
4.25%, 01/25/28(b)		200	198,383
6.00%, 09/19/44		1,269	1,184,532
7.50%, 09/20/47		240	249,000
CBB International Sukuk Programme Co. SPC, 6.25%, 11/14/24(b)		200	219,688

			2,081,603

Security	Par (000)		Value

Belgium(b) — 0.2%
Belgium Government Bond, 1.60%, 06/22/47	EUR	351	$497,050
Kingdom of Belgium Government Bond, 0.80%, 06/22/28		855	1,085,378

			1,582,428

Brazil — 0.1%
Brazilian Government International Bond
4.63%, 01/13/28	USD	200	211,500
3.88%, 06/12/30		342	331,526

			543,026

Canada — 0.1%
Canadian Government Bond
5.75%, 06/01/33	CAD	170	195,011
5.00%, 06/01/37		90	103,533
4.00%, 06/01/41		280	301,093
3.50%, 12/01/45		140	144,721
2.75%, 12/01/48		210	194,627

			938,985

Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31	USD	200	201,187
3.50%, 01/25/50		260	264,794

			465,981

China — 6.8%
China Development Bank
3.30%, 02/01/24	CNY	1,400	213,519
2.89%, 06/22/25		13,800	2,059,582
China Government Bond
3.19%, 04/11/24		1,400	215,043
2.94%, 10/17/24		8,500	1,294,221
2.41%, 06/19/25		79,500	11,831,172
2.85%, 06/04/27		55,200	8,242,688
3.25%, 11/22/28		100	15,238
3.29%, 05/23/29		119,300	18,219,645
3.13%, 11/21/29		7,280	1,098,674
2.68%, 05/21/30		141,180	20,529,522
3.27%, 11/19/30		5,400	826,443
3.86%, 07/22/49		7,230	1,123,852

			65,669,599

Colombia — 0.2%
Colombia Government International Bond
8.13%, 05/21/24	USD	100	119,375
3.88%, 04/25/27		200	213,812
4.50%, 03/15/29		500	546,094
3.00%, 01/30/30		200	195,438
3.13%, 04/15/31		200	195,750
4.13%, 05/15/51		200	190,250

			1,460,719

Croatia — 0.1%
Croatia Government International Bond, 1.50%, 06/17/31	EUR	395	486,956

Denmark — 0.0%
Denmark Government Bond
1.50%, 11/15/23	DKK	200	33,195
1.75%, 11/15/25		500	86,856
4.50%, 11/15/39		450	126,120

			246,171

14

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Dominican Republic — 0.2%
Dominican Republic International Bond
6.88%, 01/29/26	USD	100	$115,750
5.95%, 01/25/27		299	335,254
4.50%, 01/30/30(b)		750	753,516
4.88%, 09/23/32(b)		330	333,300
6.40%, 06/05/49		183	191,635

			1,729,455

Ecuador — 0.0%
Ecuador Government International Bond, 1.00%, 07/31/35(o)		380	173,850

Egypt — 0.7%
Egypt Government International Bond
5.75%, 05/29/24(b)		559	585,727
5.88%, 06/11/25		556	585,885
5.25%, 10/06/25(b)		200	207,250
7.60%, 03/01/29		300	318,750
5.88%, 02/16/31(b)		684	639,540
6.38%, 04/11/31(b)	EUR	1,245	1,498,337
7.63%, 05/29/32	USD	702	716,479
8.50%, 01/31/47(b)		296	293,595
7.90%, 02/21/48		451	423,517
8.88%, 05/29/50(b)		1,121	1,144,121

			6,413,201

France — 0.1%
France Government Bond OAT
2.50%, 05/25/30	EUR	40	58,243
1.50%, 05/25/31		190	257,446
5.75%, 10/25/32		100	194,831
French Republic Government Bond OAT(b)
1.50%, 05/25/50		266	372,832
0.50%, 05/25/72		160	152,636

			1,035,988

Ghana(b)(j) — 0.2%
Ghana Government International Bond, 8.63%, 04/07/34	USD	1,126	1,105,844
Ghana Republic Government Bond, 8.88%, 05/07/42		803	771,081

			1,876,925

Greece — 0.8%
Hellenic Republic Government Bond
3.50%, 01/30/23	EUR	9	10,742
2.00%, 04/22/27(b)		411	529,021
3.75%, 01/30/28		137	195,227
3.88%, 03/12/29(b)		615	901,802
1.50%, 06/18/30(b)		2,847	3,564,512
0.75%, 06/18/31(b)		1,025	1,188,284
3.90%, 01/30/33		12	18,839
4.00%, 01/30/37		10	15,690
4.20%, 01/30/42		9	16,521
1.88%, 01/24/52(b)		1,150	1,339,513

			7,780,151

Hungary — 0.0%
Hungary Government International Bond, 1.75%,
06/05/35		347	434,649

Indonesia — 0.5%
Indonesia Government International Bond 4.75%, 01/08/26	USD	200	226,437

Security	Par (000)		Value
Indonesia (continued)
Indonesia Government International Bond (continued)
4.10%, 04/24/28	USD	400	$442,375
4.75%, 02/11/29		493	565,772
4.63%, 04/15/43		200	221,187
4.75%, 07/18/47		200	225,250
Indonesia Treasury Bond
6.50%, 06/15/25	IDR	5,061,000	356,970
6.50%, 02/15/31		19,369,000	1,309,524
7.50%, 06/15/35		12,168,000	856,710
7.38%, 05/15/48		10,223,000	686,093

			4,890,318

Israel — 0.0%
Israel Government International Bond, 2.75%, 07/03/30	USD	200	209,375

Italy — 1.3%
Italy Buoni Poliennali Del Tesoro
1.45%, 09/15/22	EUR	603	725,992
0.95%, 03/01/23		5,204	6,255,751
4.75%, 09/01/44(b)		232	448,087
1.50%, 04/30/45(b)		621	731,640
3.85%, 09/01/49(b)		700	1,238,985
2.45%, 09/01/50(b)		1,785	2,487,851
0.15%, 05/15/51(b)		488	575,001
2.80%, 03/01/67(b)		120	175,785

			12,639,092

Japan — 1.4%
Japan Government Thirty Year Bond
0.40%, 09/20/49	JPY	1,500,000	12,659,065
0.60%, 09/20/50		140,000	1,241,837

			13,900,902

Mexico — 0.2%
Mexico Government International Bond
4.15%, 03/28/27	USD	341	378,169
4.50%, 04/22/29		450	497,531
2.66%, 05/24/31		230	218,141
4.75%, 04/27/32		500	554,219
6.05%, 01/11/40		200	239,375
4.75%, 03/08/44		244	255,514
4.50%, 01/31/50		200	202,062

			2,345,011

Morocco(b) — 0.1%
Morocco Government International Bond
3.00%, 12/15/32		242	226,572
4.00%, 12/15/50		510	451,350

			677,922
Netherlands — 0.1%
Netherlands Government Bond, 2.75%, 01/15/47(b)	EUR	311	594,424

New Zealand — 0.0%
New Zealand Government Bond
6.00%, 05/15/21	NZD	140	98,383
2.75%, 04/15/25		100	75,451

			173,834

CONSOLIDATED SCHEDULE OF INVESTMENTS	15

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oman — 0.0%
Oman Government International Bond
6.50%, 03/08/47	USD	263	$247,877
6.75%, 01/17/48		200	192,063

			439,940

Panama — 0.3%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25(b)		823	835,345
Panama Government International Bond
3.88%, 03/17/28		200	218,000
3.16%, 01/23/30		200	207,875
2.25%, 09/29/32		245	232,061
6.70%, 01/26/36		400	538,125
4.50%, 05/15/47		200	220,375
4.50%, 04/16/50		200	219,937

			2,471,718

Paraguay — 0.1%
Paraguay Government International Bond
5.00%, 04/15/26		200	224,562
4.95%, 04/28/31(b)		450	506,391
5.40%, 03/30/50		200	223,750

			954,703

Peru — 0.2%
Peruvian Government International Bond
7.35%, 07/21/25		100	123,781
2.39%, 01/23/26		50	51,469
4.13%, 08/25/27		167	186,727
2.84%, 06/20/30		66	66,990
2.78%, 01/23/31		307	307,288
1.86%, 12/01/32		57	51,977
6.55%, 03/14/37		350	474,031
3.30%, 03/11/41		196	191,590
5.63%, 11/18/50		16	21,240

			1,475,093

Philippines — 0.0%
Philippine Government International Bond
3.75%, 01/14/29		200	221,438
2.95%, 05/05/45		200	186,625

			408,063

Qatar — 0.1%
Qatar Government International Bond
4.50%, 04/23/28		486	566,797
4.00%, 03/14/29(b)		200	227,000
6.40%, 01/20/40		200	285,625
4.40%, 04/16/50(b)		215	249,400

			1,328,822

Romania — 0.2%
Romanian Government International Bond
3.62%, 05/26/30	EUR	748	1,008,318
3.00%, 02/14/31(b)	USD	308	308,289
6.13%, 01/22/44(b)		200	253,875
4.00%, 02/14/51		96	92,610

			1,663,092

Russia — 0.8%
Russian Federal Bond - OFZ
7.75%, 09/16/26	RUB	227,116	3,152,079
7.65%, 04/10/30		202,095	2,800,731

Security	Par (000)		Value

Russia (continued)
Russian Federal Bond - OFZ (continued)
8.50%, 09/17/31	RUB	23,948	$352,014
Russian Foreign Bond - Eurobond
4.75%, 05/27/26	USD	400	447,750
4.25%, 06/23/27		400	437,800
5.25%, 06/23/47		400	475,750

			7,666,124

Saudi Arabia — 0.1%
Saudi Government International Bond
3.63%, 03/04/28		311	336,949
4.38%, 04/16/29(b)		200	227,688
4.50%, 04/17/30		228	262,485
4.63%, 10/04/47		300	336,000

			1,163,122

South Africa — 0.0%
Republic of South Africa Government International Bond
5.88%, 05/30/22		100	105,469
4.88%, 04/14/26		200	210,250

			315,719

Spain(b) — 0.6%
Spain Government Bond
0.50%, 04/30/30	EUR	4,400	5,292,974
1.25%, 10/31/30		431	552,070

			5,845,044

Sri Lanka — 0.0%
Sri Lanka Government International Bond
6.85%, 03/14/24	USD	200	127,438
6.35%, 06/28/24		200	127,687

			255,125

Sweden — 0.0%
Sweden Government Bond
1.00%, 11/12/26	SEK	960	116,083
3.50%, 03/30/39		250	41,911

			157,994

Ukraine — 0.7%
Ukraine Government International Bond
8.99%, 02/01/24	USD	346	383,714
7.75%, 09/01/24		231	248,830
7.75%, 09/01/25(b)		250	271,000
7.75%, 09/01/25		200	216,800
7.75%, 09/01/27		100	106,656
9.75%, 11/01/28		3,112	3,623,535
7.38%, 09/25/32		499	500,403
7.25%, 03/15/33		780	775,613
7.25%, 03/15/33(b)		400	397,750

			6,524,301

United Kingdom — 0.6%
United Kingdom Gilt
1.75%, 09/07/22	GBP	200	282,485
0.75%, 07/22/23		1,826	2,554,872
1.75%, 09/07/37		60	88,820
4.75%, 12/07/38		30	64,501
3.25%, 01/22/44		165	311,130

16

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United Kingdom (continued)
United Kingdom Gilt (continued)
3.50%, 01/22/45	GBP	700	$1,381,168
1.50%, 07/22/47		1,040	1,469,326

			6,152,302

Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 10/27/27	USD	314	356,303

Total Foreign Agency Obligations — 18.2% (Cost: $170,909,076)			175,778,140

	Shares
Investment Companies

United States — 4.9%
Consumer Discretionary Select Sector SPDR Fund		1,317	221,348
Financial Select Sector SPDR Fund		4,836	164,666
Industrial Select Sector SPDR Fund		5,842	575,145
InvesCo QQQ Trust, Series 1		9,800	3,127,474
iShares China Large-Cap ETF(p)		8,938	417,047
iShares iBoxx $ High Yield Corporate Bond ETF(p)		2,301	200,601
iShares iBoxx $ Investment Grade Corporate Bond ETF(p)		1,039	135,122
iShares JP Morgan USD Emerging Markets Bond ETF(p)		17,451	1,900,065
iShares Latin America 40 ETF(p)		9,782	270,081
iShares MSCI Brazil ETF(p)		4,525	151,361
iShares MSCI Emerging Markets ETF(p)		13,148	701,314
iShares Nasdaq Biotechnology ETF(p)		493	74,226
iShares Russell 2000 ETF(p)		476	105,168
iShares S&P 500 Value ETF(p)		2,805	396,178
SPDR S&P 500 ETF Trust		95,800	37,968,414
SPDR S&P Oil & Gas Exploration & Production ETF		3,152	256,384

Total Investment Companies — 4.9% (Cost: $46,074,476)			46,664,594

	Par (000)
Municipal Bonds

California — 0.0%
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(b)	USD	180	190,569

Puerto Rico — 0.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53		621	672,785
Series A-1, Restructured, 5.00%, 07/01/58		1,854	2,038,214

			2,710,999

Total Municipal Bonds — 0.3% (Cost: $2,866,399)			2,901,568

Security	Par (000)		Value
Non-Agency Mortgage-Backed Securities

Cayman Islands — 0.0%
GPMT Ltd., Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.90%), 1.01%, 11/21/35(a)(b)	USD	37	$37,057

United States — 6.1%
Arbor Multifamily Mortgage Securities Trust(b)
1.75%, 05/15/53		1,326	1,085,445
Series 2020-MF1, Class XA, 0.97%, 05/15/53(a)		14,994	1,069,541
Atrium Hotel Portfolio Trust(a)(b)
Series 2017-ATRM, Class D, (1 mo. LIBOR US + 1.95%), 2.06%, 12/15/36.		200	190,968
Series 2017-ATRM, Class E, (1 mo. LIBOR US + 3.05%), 3.16%, 12/15/36.		150	141,962
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.00%), 2.11%, 11/15/32(a)(b)		150	123,977
Bank
Series 2020-BN29, Class C, 3.03%, 11/15/53(a)		1,050	1,029,512
Series 2020-BN29, Class D, 2.50%, 11/15/53(b)		420	369,800
BBCMS Mortgage Trust
Series 2017-C1, Class AS, 3.90%, 02/15/50		1,200	1,316,795
Series 2017-DELC, Class E, (1 mo. LIBOR US + 2.50%), 2.61%, 08/15/36(a)(b)		1,400	1,391,302
Series 2018-TALL, Class D, (1 mo. LIBOR US + 1.45%), 1.55%, 03/15/37(a)(b)		500	487,656
Benchmark Mortgage Trust, Series 2020-B21, Class XA, 1.46%, 12/17/53(a)		5,048	545,290
BX Commercial Mortgage Trust(a)(b)
Series 2018-BIOA, Class E, (1 mo. LIBOR US + 1.95%), 2.06%, 03/15/37.		1,380	1,379,985
Series 2018-IND, Class B, (1 mo. LIBOR US + 0.90%), 1.01%, 11/15/35		700	700,000
Series 2018-IND, Class C, (1 mo. LIBOR US + 1.10%), 1.21%, 11/15/35		700	700,000
Series 2018-IND, Class G, (1 mo. LIBOR US + 2.05%), 2.16%, 11/15/35		770	769,518
Series 2019-XL, Class F, (1 mo. LIBOR US + 2.00%), 2.11%, 10/15/36		940	939,945
Series 2019-XL, Class G, (1 mo. LIBOR US + 2.30%), 2.41%, 10/15/36.		1,035	1,033,854
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 2.76%, 10/15/36.		752	751,938
Series 2020-BXLP, Class G, (1 mo. LIBOR US + 2.50%), 2.61%, 12/15/36.		1,497	1,495,166
BX Trust(a)(b)
Series 2021-LBA, Class GJV, (1 mo. LIBOR US + 3.00%), 3.11%, 02/15/36		900	901,101
Series 2021-LBA, Class GV, (1 mo. LIBOR US + 3.00%), 3.11%, 02/15/36		900	901,101
Series 2021-MFM1, Class F, (1 mo. LIBOR US + 3.00%), 3.11%, 01/15/34		390	389,765
Series 2021-MFM1, Class G, (1 mo. LIBOR US + 3.90%), 4.01%, 01/15/34		760	759,544
BXP Trust(a)(b)
Series 2017-CC, Class D, 3.55%, 08/13/37		110	115,070
Series 2017-CC, Class E, 3.55%, 08/13/37		220	221,246
CFCRE Commercial Mortgage Trust(b)
Series 2018-TAN, Class A, 4.24%, 02/15/33		750	782,864
Series 2018-TAN, Class E, 6.45%, 02/15/33(a)		1,000	1,036,346

CONSOLIDATED SCHEDULE OF INVESTMENTS	17

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class C, 4.52%, 10/10/47(a)	USD	1,200	$1,295,475
Series 2015-P1, Class A5, 3.72%, 09/15/48		375	411,428
Series 2016-C2, Class B, 3.18%, 08/10/49		750	769,817
Series 2016-GC36, Class A5, 3.62%, 02/10/49		375	410,122
Series 2019-PRM, Class C, 3.90%, 05/10/36(b)		1,000	1,046,483
Series 2020-420K, Class D, 3.31%, 11/10/42(a)(b)		360	341,495
Series 2020-420K, Class X, 0.80%, 11/10/42(a)(b)(c)		20,000	1,409,400
Cold Storage Trust, Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 3.60%, 11/15/37(a)(b)		983	989,147
COMM Mortgage Trust
Series 2014-CR21, Class A3, 3.53%, 12/10/47		343	365,514
Series 2015-LC19, Class A4, 3.18%, 02/10/48		500	535,714
Series 2016-DC2, Class B, 4.63%, 02/10/49(a)		100	108,253
Series 2016-DC2, Class C, 4.63%, 02/10/49(a)		100	105,578
Series 2017-PANW, Class D, 3.93%, 10/10/29(a)(b)		750	772,486
Series 2019-GC44, Class 180B, 3.40%, 08/15/57(a)(b)		1,000	964,531
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class E, (1 mo. LIBOR US + 2.15%), 2.26%, 05/15/36(a)(b)		700	701,065
CSAIL Commercial Mortgage Securities Trust, Series 2018-CX12, Class C, 4.76%, 08/15/51(a)		750	767,257
DBGS Mortgage Trust, Series 2018-5BP, Class D, (1 mo. LIBOR US + 1.35%), 1.46%, 06/15/33(a)(b) .		1,000	990,575
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49		375	397,603
DBUBS Mortgage Trust(a)(b)
Series 2017-BRBK, Class E, 3.53%, 10/10/34		400	408,238
Series 2017-BRBK, Class F, 3.53%, 10/10/34		240	241,757
Freddie Mac Multifamily Structured Pass Through Certificates, 1.03%, 10/25/30(a)		4,098	338,012
GCT Commercial Mortgage Trust, (1 mo. LIBOR US + 2.35%), 2.46%, 02/15/38(a)(b)		340	340,383
GS Mortgage Securities Trust
4.47%, 10/10/48(a)		1,100	1,188,685
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)		225	201,302
Series 2017-GS7, Class E, 3.00%, 08/10/50(b)		180	155,613
Series 2020-GSA2, Class XA, 1.74%, 12/12/53(a)(b)		3,656	465,535
Independence Plaza Trust, Series 2018-INDP, Class B, 3.91%, 07/10/35(b)		1,000	1,049,291
InTown Hotel Portfolio Trust, Series 2018-STAY, Class E, (1 mo. LIBOR US + 3.35%), 3.46%, 01/15/33(a)(b)		770	772,824
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class F, (1 mo. LIBOR US + 3.00%), 3.11%, 07/15/36(a)(b)		1,250	1,227,149
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class A, 4.13%, 07/05/31(b)		1,200	1,280,936
JP Morgan Chase Commercial Mortgage Securities Trust , Series 2013-C16, Class B, 4.96%, 12/15/46(a)		1,000	1,074,526
JPMDB Commercial Mortgage Securities Trust Class A5, 3.69%, 03/15/50		1,200	1,322,057

Security	Par (000)		Value
United States (continued)
JPMDB Commercial Mortgage Securities Trust (continued)
Series 2017-C7, Class A5, 3.41%, 10/15/50	USD	1,113	$1,210,143
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class F, (1 mo. LIBOR US + 2.05%), 2.16%, 12/15/37(a)(b)		910	910,407
LCCM Mortgage Trust, Series 2014-909, Class A, 3.39%, 05/15/31(b)		1,000	999,222
MAD Mortgage Trust(a)(b)
Series 2017-330M, Class D, 3.71%, 08/15/34		110	112,215
Series 2017-330M, Class E, 3.76%, 08/15/34		130	130,519
MFT Trust(a)(b)
Series 2020-ABC, Class C, 3.48%, 02/10/42		100	96,153
Series 2020-ABC, Class D, 3.48%, 02/10/42		105	96,921
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A5, 3.89%, 06/15/47		375	404,875
Series 2015-C25, Class A5, 3.64%, 10/15/48		400	437,673
Morgan Stanley Capital I Trust
Series 2007-T27, Class C, 6.02%, 06/11/42(a)(b)		1,250	1,276,574
Series 2017-H1, Class C, 4.28%, 06/15/50(a)		1,100	1,120,718
Series 2018-H4, Class C, 5.08%, 12/15/51(a)		400	422,392
Series 2018-MP, Class A, 4.28%, 07/11/40(a)(b)		1,000	1,075,726
Series 2019-L2, Class A4, 4.07%, 03/15/52		589	659,312
Natixis Commercial Mortgage Securities Trust, Series 2018-SOX, Class E, 4.77%, 06/17/38(a)(b)		382	375,951
Olympic Tower Mortgage Trust(a)(b)
Series 2017-OT, Class D, 3.95%, 05/10/39		130	127,144
Series 2017-OT, Class E, 3.95%, 05/10/39		160	141,000
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. LIBOR US + 2.75%), 2.86%, 01/15/26(a)(b)		270	272,699
Park Avenue Mortgage Trust, Series 2017-280P, Class E, (1 mo. LIBOR US + 2.12%), 2.22%, 09/15/34(a)(b)		350	345,606
Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37(a)(b)		250	239,221
Texas Capital Bank, 0.01%, 02/01/26(a)(c)		1,000	1,000,000
TVC DSCR
2.38%, 02/01/51		75	96,825
10.00%, 02/01/51		300	300,327
Velocity Commercial Capital Loan Trust, Series 2020-1, Class M3, 3.19%, 02/25/50(a)(b)		99	97,849
VNDO Mortgage Trust, Series 2012-6AVE, Class C, 3.34%, 11/15/30(a)(b)		1,000	1,031,585
Wells Fargo Commercial Mortgage Trust(a)
Series 2016-NXS5, Class B, 4.96%, 01/15/59		1,400	1,567,536
Series 2019-C50, Class XA, 1.42%, 05/15/52		14,342	1,250,611

			58,877,146

Total Non-Agency Mortgage-Backed Securities — 6.1% (Cost: $58,095,428)			58,914,203

Preferred Securities

Capital Trusts — 0.7%
Belgium — 0.0%
Solvay Finance SA, 5.43%(a)(i)	EUR	200	258,011

18

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value
France(a)(i) — 0.1%
Electricite de France SA
5.38%	EUR	400	$532,594
3.38%		200	249,785
Societe Generale SA, 5.38%(b)	USD	200	205,750
TOTAL SE, 3.37%	EUR	260	337,133

			1,325,262

Germany — 0.0%
ATF Netherlands BV, 3.75%(a)(i)		200	244,508

Ireland — 0.0%
AIB Group PLC, 6.25%(a)(i)		200	262,987

Italy — 0.0%
UniCredit SpA, 6.75%(a)(i)		200	239,397

Kuwait — 0.1%
Burgan Bank SAK, 5.75%(a)(i)	USD	395	390,926

Mexico(a) — 0.1%
Banco Mercantil del Norte SA, 6.75%(b)(i)		200	207,310
BBVA Bancomer SA, 5.13%, 01/18/33		229	235,369

			442,679

Netherlands(i) — 0.0%
Abertis Infraestructuras Finance BV, 3.25%(a)	EUR	100	120,135
Stichting AK Rabobank Certificaten, 2.19%(o)		85	129,385

			249,520

South Korea — 0.0%
Heungkuk Life Insurance Co. Ltd., 4.48%(a)(i)	USD	200	201,687

Spain(a)(i) — 0.1%
Naturgy Finance BV, 4.13%	EUR	100	123,300
Repsol International Finance BV, 3.75%		200	251,570

			374,870

Switzerland(a)(b)(i) — 0.1%
Credit Suisse Group AG, 6.25%	USD	200	212,744
UBS Group AG, 7.00%		225	247,138

			459,882

United Kingdom(a) — 0.2%
BP Capital Markets PLC, 3.25%(i)	EUR	930	1,168,317

Vodafone Group PLC
3.10%, 01/03/79		200	244,372
7.00%, 04/04/79	USD	46	55,475

			1,468,164

United States — 0.0%
Belden, Inc., 4.13%, 10/15/26	EUR	200	240,404
Capital One Financial Corp., Series E, 3.99%(a)(i)	USD	25	24,875
JPMorgan Chase & Co.(a)(i)
Series HH, 4.60%		17	17,191

Security	Par (000)		Value
United States (continued)
JPMorgan Chase & Co.(a)(i) (continued)
Series Q, 5.15%	USD	30	$31,032
Morgan Stanley, Series J, 4.05%(a)(i)		21	21,000

			334,502

			6,252,395

	Shares
Preferred Stocks — 0.0%

United States — 0.0%
Cash Mandatory Exchangeable Trust, 5.25%, 06/01/23(b)(k)		290	326,149
Morgan Stanley, Series E, 7.13%(a)(d)(i)		221	6,378

			332,527

Total Preferred Securities — 0.7% (Cost: $6,505,082)			6,584,922

	Par (000)
U.S. Government Sponsored Agency Securities

Commercial Mortgage-Backed Securities — 0.1%
FREMF Mortgage Trust
Series 2020-K104, Class B, 3.54%, 02/25/52	USD	750	788,753
Series 2020-K105, Class B, 3.53%, 03/25/53		726	757,007

			1,545,760

Mortgage-Backed Securities — 13.0%
Fannie Mae Mortgage-Backed Securities, 3.50%, 03/01/48		340	360,241
Federal National Mortgage Association
3.50%, 06/01/49		248	261,545
3.00%, 07/01/50		4,793	5,000,391
Freddie Mac Mortgage-Backed Securities, 3.50%, 01/01/34 - 05/01/35		442	477,687
Ginnie Mae Mortgage-Backed Securities(q)
4.00%, 10/20/40 - 04/21/51		2,456	2,630,309
3.50%, 01/15/42 - 04/21/51		5,038	5,343,476
5.00%, 10/20/44 - 04/21/51		328	361,199
3.00%, 02/15/45 - 04/21/51		5,660	5,900,249
4.50%, 03/15/47 - 04/21/51		1,290	1,401,036
2.00%, 04/21/51		3,825	3,862,055
2.50%, 04/21/51		4,047	4,175,682
Government National Mortgage Association, 4.00%, 05/20/47		48	52,132
Uniform Mortgage-Backed Securities
5.50%, 01/14/21 - 12/01/38		132	154,263
4.50%, 08/01/23 - 04/14/51(q)		4,444	4,859,679
2.50%, 09/01/27 - 06/14/51(q)		23,701	24,366,204
3.00%, 07/01/29 - 04/14/51(q)		12,623	13,330,497
3.50%, 07/01/29 - 04/14/51(q)		10,576	11,300,245

CONSOLIDATED SCHEDULE OF INVESTMENTS	19

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
2.00%, 10/01/31 - 05/13/51(q)	USD 30,547	$30,634,772
4.00%, 09/01/33 - 04/14/51(q)	7,283	7,855,112
5.00%, 09/01/35 - 04/14/51(q)	241	275,389
1.50%, 04/19/36(q)	1,547	1,553,984
6.50%, 11/01/38	10	12,153
6.00%, 07/01/39	41	47,158
Series KW09, Class X1, 0.80%, 05/25/29(a)	14,800	798,485

		125,013,943

Total U.S. Government Sponsored Agency Securities — 13.1% (Cost: $126,826,447)		126,559,703

U.S. Treasury Obligations
U.S. Treasury Bills, 0.00%, 05/27/21(l)(r)	45,000	44,999,125
U.S. Treasury Bonds
1.88%, 02/15/41	4,242	3,949,793
1.63%, 11/15/50	1,545	1,287,503
U.S. Treasury Inflation Indexed Bonds
0.38%, 01/15/27	1,624	1,791,321
0.50%, 01/15/28	318	354,254
0.13%, 01/15/30	2,336	2,527,667
U.S. Treasury Inflation Protected Security
0.50%, 04/15/24	18	19,334
0.13%, 04/15/25(m)	3,649	3,949,783
U.S. Treasury Notes
1.75%, 11/30/21	5	5,056
1.88%, 02/28/22	500	508,183
0.63%, 05/15/30	1,755	1,597,050
1.13%, 02/15/31(s)	10,195	9,632,115
United States Treasury Securi, 0.07%, 04/01/21(r)	50,000	50,000,000

Total U.S. Treasury Obligations — 12.5% (Cost: $120,708,407)		120,621,184

	Shares
Warrants

Venezuela — 0.0%
Venezuela Government International Bond(a)	3,000	3,000

Total Warrants — 0.0% (Cost: $ — )		3,000

Total Long-Term Investments — 87.4% (Cost: $828,756,706)		842,607,944

Security	Par (000)		Value
Short-Term Securities

Borrowed Bond Agreements — 0.2%
BofA Securities Inc., (0.04%), 04/01/21 (Purchased on 03/31/21 to be repurchased at $1,704,761 Collateralized by U.S. Treasury Notes, 1.50%, 02/15/30, par and fair values of $1,720,000 and $1,698,836, respectively)(r)	USD	1,705	$1,704,950

	Shares
Money Market Funds — 9.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.03%(p)(t)		93,055,450	93,055,450

	Par (000)
U.S. Treasury Obligations — 5.7%
U.S. Treasury Bills, 0.00%, 04/22/21 - 04/29/21(r)	USD	55,000	54,999,669

Total Short-Term Securities — 15.5% (Cost: $149,757,948)			149,760,069

Options Purchased — 1.5% (Cost: $10,053,757)			14,162,315

Total Investments Before Borrowed Bonds and TBA Sale Commitments and Options Written — 104.4% (Cost: $988,568,411)			1,006,530,328

Borrowed Bonds

United States — (0.2)%
U.S. Treasury Notes, 1.50%, 02/15/30		(1,720)	(1,698,836)

Total Borrowed Bonds — (0.2)% (Proceeds: $(1,824,971))			(1,698,836)

TBA Sale Commitments

United States — (2.9)%
Uniform Mortgage-Backed Securities
2.00%, 04/19/36 - 04/14/51		12,943	(12,998,756)
2.50%, 04/14/51 - 05/13/51		10,449	(10,716,455)
3.00%, 04/19/36 - 05/13/51		2,833	(2,951,966)
3.50%, 04/14/51(q)		588	(621,144)
4.00%, 04/19/36(q)		136	(144,813)

Total TBA Sale Commitments — (2.9)% (Proceeds: $(27,695,963))			(27,433,134)

Options Written — (0.9)% (Premiums Received: $(4,733,445))			(8,657,579)

Total Investments, Net of Borrowed Bonds and TBA Sale Commitments and Options Written — 100.4% (Cost: $954,314,032)			968,740,779
Liabilities in Excess of Other Assets — (0.4)%			(4,188,313)

Net Assets — 100.0%			$964,552,466

20

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Amount is less than 500.
(i)	Perpetual security with no stated maturity date.
(j)	When-issued security.
(k)	Convertible security.
(l)	Zero-coupon bond.
(m)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(p)	Affiliate of the Fund.
(q)	Represents or includes a TBA transaction.
(r)	Rates are discount rates or a range of discount rates as of period end.
(s)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(t)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$5,780,042	$87,275,408	(a)	$—	$—	$—	$93,055,450	93,055,450	$3,428	$—
iShares China Large-Cap ETF.	622,162	—		(206,504)	1,762	(373)	417,047	8,938	—	—
iShares iBoxx $ High Yield Corporate Bond ETF	27,263,877	—		(27,106,101)	1,320,692	(1,277,867)	200,601	2,301	93,728	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,411,734	—		(4,122,818)	(41,520)	(112,274)	135,122	1,039	17,134	—
iShares JP Morgan USD Emerging Markets Bond ETF	2,022,745	—		—	—	(122,680)	1,900,065	17,451	12,429	—
iShares Latin America 40 ETF	428,510	—		(129,556)	3,688	(32,561)	270,081	9,782	—	—
iShares MSCI Brazil ETF	324,844	—		(136,109)	6,135	(43,509)	151,361	4,525	—	—
iShares MSCI Emerging Markets ETF	1,018,984	—		(347,384)	54,125	(24,411)	701,314	13,148	—	—
iShares Nasdaq Biotechnology ETF	111,951	—		(36,560)	8,615	(9,780)	74,226	493	97	—
iShares Russell 2000 ETF	93,325	—		—	—	11,843	105,168	476	189	—
iShares S&P 500 Value ETF	359,096	—		—	—	37,082	396,178	2,805	1,928	—

					$1,353,497	$(1,574,530)	$97,406,613		$128,933	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas S.A	0.55	%(b)	10/26/20	Open	$155,851	$156,630	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.11	(b)	01/22/21	Open	1,638,750	1,639,090	U.S. Treasury Obligations	Open/Demand

					$1,794,601	$1,795,720

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

CONSOLIDATED SCHEDULE OF INVESTMENTS	21

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BTP	48	06/08/21	$8,405	$67,724
Euro BTP	125	06/08/21	16,588	16,262
Euro OAT	91	06/08/21	17,283	(24,569)
Euro-Schatz	102	06/08/21	13,409	306
10-Year Australian T-Bond	32	06/15/21	3,357	(24,222)
DAX Index	5	06/18/21	2,203	81,152
Euro Stoxx 50 Index	4	06/18/21	181	403
Russell 2000 E-Mini Index	3	06/18/21	333	(18,997)
10-Year Canada Bond	82	06/21/21	9,055	(210,901)
U.S. Long Bond	36	06/21/21	5,565	(95,045)
U.S. Ultra Bond	259	06/21/21	46,936	(974,233)
5-Year U.S. Treasury Note	510	06/30/21	62,933	(172,842)

				(1,354,962)

Short Contracts
Euro Bund	18	06/08/21	4,349	4,864
Euro-BOBL	163	06/08/21	25,821	(26,611)
Euro-Bund	192	06/08/21	38,565	30,885
NASDAQ 100 E-Mini Index	1	06/18/21	262	(3,037)
S&P 500 E-Mini Index	105	06/18/21	20,829	(142,163)
10-Year U.S. Treasury Note.	513	06/21/21	67,171	1,078,392
10-Year U.S. Ultra Long Treasury Note	422	06/21/21	60,636	395,608
Long Gilt.	33	06/28/21	5,805	16,788
2-Year U.S. Treasury Note	710	06/30/21	156,716	56,781
90-Day Euro-Dollar	65	09/13/21	16,218	(479,437)

				932,070

				$(422,892)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	3,032,632	USD	532,293	Citibank N.A.	04/05/21	$6,492
BRL	3,032,632	USD	532,293	Citibank N.A.	04/05/21	6,492
BRL	3,153,455	USD	553,500	Citibank N.A.	04/05/21	6,751
BRL	5,801,919	USD	1,018,363	Citibank N.A.	04/05/21	12,421
BRL	6,432,681	USD	1,129,075	Citibank N.A.	04/05/21	13,771
BRL	3,298,531	USD	569,000	UBS AG	04/05/21	17,025
COP	994,072,000	USD	266,014	BNP Paribas S.A.	04/05/21	5,464
COP	1,988,144,000	USD	532,029	BNP Paribas S.A.	04/05/21	10,928
COP	1,014,576,000	USD	271,501	Citibank N.A.	04/05/21	5,577
COP	1,698,472,000	USD	454,512	Citibank N.A.	04/05/21	9,336
COP	2,029,152,000	USD	543,003	Citibank N.A.	04/05/21	11,153
COP	1,886,400,000	USD	504,802	Morgan Stanley & Co. International PLC	04/05/21	10,368
COP	3,776,400,000	USD	1,010,568	Morgan Stanley & Co. International PLC	04/05/21	20,757
USD	548,000	BRL	3,032,632	Citibank N.A.	04/05/21	9,215
USD	548,000	BRL	3,032,632	Citibank N.A.	04/05/21	9,215
USD	569,000	BRL	3,153,455	Citibank N.A.	04/05/21	8,749
USD	1,067,000	BRL	5,801,919	Citibank N.A.	04/05/21	36,217
USD	1,183,000	BRL	6,432,681	Citibank N.A.	04/05/21	40,154
USD	274,000	COP	994,072,000	BNP Paribas S.A.	04/05/21	2,522
USD	548,000	COP	1,988,144,000	BNP Paribas S.A.	04/05/21	5,043
USD	464,000	COP	1,698,472,000	Citibank N.A.	04/05/21	152
USD	524,000	COP	1,886,400,000	Morgan Stanley & Co. International PLC	04/05/21	8,829
USD	1,049,000	COP	3,776,400,000	Morgan Stanley & Co. International PLC	04/05/21	17,676
USD	1,101,000	RUB	82,652,070	BNP Paribas S.A.	04/05/21	8,195

22

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	551,000	RUB	41,269,900	Citibank N.A.	04/05/21	$5,340
USD	827,000	RUB	61,942,300	Citibank N.A.	04/05/21	8,015
EUR	724,000	JPY	93,282,556	Barclays Bank PLC	04/14/21	6,602
EUR	724,000	JPY	93,282,556	Barclays Bank PLC	04/14/21	6,601
JPY	94,114,620	EUR	724,000	JPMorgan Chase Bank N.A.	04/14/21	914
JPY	94,114,620	EUR	724,000	JPMorgan Chase Bank N.A.	04/14/21	914
MXN	29,377,529	USD	1,425,000	Citibank N.A.	04/14/21	11,020
RUB	65,304,900	USD	855,000	Bank of America N.A.	04/14/21	7,659
USD	968,853	MXN	19,808,983	HSBC Bank USA N.A.	04/14/21	559
USD	167,147	MXN	3,418,470	JPMorgan Chase Bank N.A.	04/14/21	46
USD	552,000	RUB	40,759,680	Citibank N.A.	04/14/21	13,576
USD	584,000	RUB	43,186,800	JPMorgan Chase Bank N.A.	04/14/21	13,515
USD	568,000	ZAR	8,389,874	Citibank N.A.	04/14/21	257
ZAR	21,203,003	USD	1,425,000	Bank of America N.A.	04/14/21	9,807
ZAR	25,267,116	USD	1,680,000	Bank of America N.A.	04/14/21	29,825
ZAR	561,877	USD	38,000	BNP Paribas S.A.	04/14/21	22
ZAR	17,108,949	USD	1,140,000	BNP Paribas S.A.	04/14/21	17,762
ZAR	24,175,482	USD	1,630,000	Citibank N.A.	04/14/21	5,954
MXN	20,088,485	USD	971,862	Citibank N.A.	04/15/21	9,989
MXN	23,460,564	USD	1,135,000	Citibank N.A.	04/15/21	11,666
RUB	61,491,352	USD	806,000	BNP Paribas S.A.	04/15/21	6,201
USD	904,704	EUR	755,000	Barclays Bank PLC	04/15/21	19,150
USD	1,677,597	EUR	1,400,000	Barclays Bank PLC	04/15/21	35,510
USD	189,016	RUB	14,023,097	BNP Paribas S.A.	04/15/21	3,794
USD	654,534	RUB	48,559,877	BNP Paribas S.A.	04/15/21	13,137
USD	109,871	RUB	8,154,626	Citibank N.A.	04/15/21	2,162
USD	380,466	RUB	28,238,187	Citibank N.A.	04/15/21	7,485
USD	507,113	RUB	37,326,661	JPMorgan Chase Bank N.A.	04/15/21	14,088
USD	569,000	TRY	4,254,081	Bank of America N.A.	04/15/21	59,061
USD	1,055,000	TRY	8,018,000	Citibank N.A.	04/15/21	93,878
ZAR	16,675,953	USD	1,111,000	UBS AG	04/15/21	17,312
BRL	1,475,354	USD	259,654	Deutsche Bank AG	05/04/21	2,009
BRL	2,977,158	USD	523,346	Morgan Stanley & Co. International PLC	05/04/21	4,671
RUB	27,076,762	USD	356,297	Barclays Bank PLC	05/19/21	2
RUB	35,127,059	USD	459,778	Barclays Bank PLC	05/19/21	2,452
RUB	25,627,186	USD	337,195	Citibank N.A.	05/19/21	28
RUB	28,755,684	USD	376,137	Credit Suisse International	05/19/21	2,254
RUB	28,924,120	USD	377,437	Credit Suisse International	05/19/21	3,170
RUB	28,924,120	USD	376,989	Morgan Stanley & Co. International PLC	05/19/21	3,618
RUB	57,343,203	USD	749,986	Morgan Stanley & Co. International PLC	05/19/21	4,583
USD	471,315	RUB	35,063,461	Bank of America N.A.	05/19/21	9,921
USD	467,379	RUB	34,847,810	Barclays Bank PLC	05/19/21	8,823
USD	8,268,640	RUB	615,248,828	Citibank N.A.	05/19/21	172,691
USD	470,795	RUB	35,047,697	Goldman Sachs International	05/19/21	9,609
USD	471,232	RUB	35,094,990	Goldman Sachs International	05/19/21	9,423
USD	560,979	RUB	41,659,670	Goldman Sachs International	05/19/21	12,787
USD	942,328	RUB	70,158,450	Goldman Sachs International	05/19/21	19,125
USD	941,388	RUB	70,126,922	UBS AG	05/19/21	18,601
USD	22,555,375	CNH	146,514,080	HSBC Bank USA N.A.	05/24/21	316,877
USD	64,570	EUR	53,052	Bank of America N.A.	05/24/21	2,294
USD	956,306	EUR	790,111	Natwest Markets PLC	05/24/21	28,815
USD	1,256,942	IDR	18,272,291,426	Barclays Bank PLC	05/24/21	11,119
USD	4,582,439	IDR	65,198,939,626	JPMorgan Chase Bank N.A.	05/24/21	137,112
MXN	34,875,618	USD	1,623,201	Citibank N.A.	05/26/21	73,803
MXN	11,003,212	USD	514,477	HSBC Bank USA N.A.	05/26/21	20,926
AUD	1,900,000	JPY	158,201,030	Royal Bank of Canada	06/16/21	13,805
CAD	430,876	USD	340,000	UBS AG	06/16/21	2,897
CNH	11,550	AUD	2,278	Morgan Stanley & Co. International PLC	06/16/21	19
CNH	32,123	JPY	534,673	HSBC Bank USA N.A.	06/16/21	35
EUR	1,843,672	AUD	2,845,116	Morgan Stanley & Co. International PLC	06/16/21	3,635
EUR	12,000,000	USD	14,091,960	Morgan Stanley & Co. International PLC	06/16/21	1,509
GBP	777,213	EUR	900,000	BNP Paribas S.A.	06/16/21	14,686

CONSOLIDATED SCHEDULE OF INVESTMENTS	23

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	1,003,024	EUR	1,170,000	BNP Paribas S.A.	06/16/21	$8,952
GBP	5,440,548	EUR	6,322,998	Citibank N.A.	06/16/21	75,867
GBP	1,035,385	EUR	1,210,000	HSBC Bank USA N.A.	06/16/21	6,596
JPY	337,539,040	AUD	4,000,000	Commonwealth Bank of Australia	06/16/21	11,465
JPY	243,751,808	AUD	2,888,467	Morgan Stanley & Co. International PLC	06/16/21	8,362
JPY	2,756,261,543	EUR	21,166,501	Westpac Banking Corp.	06/16/21	51,371
JPY	664,050,000	USD	6,000,000	Morgan Stanley & Co. International PLC	06/16/21	1,539
JPY	912,958,200	USD	8,250,000	Royal Bank of Canada	06/16/21	1,117
KRW	681,042,000	USD	600,000	Deutsche Bank AG	06/16/21	3,938
MXN	39,240,827	USD	1,900,000	Citibank N.A.	06/16/21	5,009
MXN	4,788,647	USD	228,080	Royal Bank of Canada	06/16/21	4,393
SGD	2,422,557	USD	1,800,000	Royal Bank of Canada	06/16/21	286
USD	1,884,688	AUD	2,434,000	Morgan Stanley & Co. International PLC	06/16/21	35,372
USD	2,093,928	BRL	11,689,981	Deutsche Bank AG	06/16/21	27,212
USD	3,086,662	CNH	20,259,000	Bank of America N.A.	06/16/21	16,968
USD	3,084,709	CNH	20,260,000	BNP Paribas S.A.	06/16/21	14,863
USD	15,852,723	CNH	103,800,000	UBS AG	06/16/21	124,688
USD	11,928	EUR	10,000	Bank of America N.A.	06/16/21	184
USD	131,098	EUR	110,000	Bank of America N.A.	06/16/21	1,908
USD	346,997	EUR	290,000	Barclays Bank PLC	06/16/21	6,405
USD	143,385	EUR	120,000	BNP Paribas S.A.	06/16/21	2,451
USD	442,019	EUR	370,000	Citibank N.A.	06/16/21	7,471
USD	23,902	EUR	20,000	JPMorgan Chase Bank N.A.	06/16/21	413
USD	65,739,372	EUR	55,000,000	Morgan Stanley & Co. International PLC	06/16/21	1,144,304
USD	752,820	EUR	628,000	Natwest Markets PLC	06/16/21	15,262
USD	115,472	EUR	96,515	State Street Bank and Trust Co.	06/16/21	2,120
USD	122,664	EUR	102,529	State Street Bank and Trust Co.	06/16/21	2,249
USD	691,917	EUR	578,357	State Street Bank and Trust Co.	06/16/21	12,662
USD	1,531,922	EUR	1,290,000	State Street Bank and Trust Co.	06/16/21	16,874
USD	8,029,543	GBP	5,779,864	Morgan Stanley & Co. International PLC	06/16/21	59,713
USD	57,964	HKD	450,000	BNP Paribas S.A.	06/16/21	70
USD	121,609	IDR	1,778,530,000	Bank of America N.A.	06/16/21	719
USD	162,345	IDR	2,371,370,000	BNP Paribas S.A.	06/16/21	1,159
USD	121,675	IDR	1,778,528,798	Goldman Sachs International	06/16/21	786
USD	270,000	INR	19,910,448	Deutsche Bank AG	06/16/21	969
USD	4,797,481	JPY	522,760,000	Morgan Stanley & Co. International PLC	06/16/21	72,891
USD	8,690,950	JPY	947,031,181	Morgan Stanley & Co. International PLC	06/16/21	131,889
USD	52,038	PLN	200,000	Morgan Stanley & Co. International PLC	06/16/21	1,410
USD	117,692	SEK	1,000,000	Citibank N.A.	06/16/21	3,115
USD	310,000	SEK	2,633,601	Citibank N.A.	06/16/21	8,250
USD	2,071,786	SEK	17,500,000	Citibank N.A.	06/16/21	66,689
USD	647,871	TWD	18,200,000	Bank of America N.A.	06/16/21	3,471

						3,587,054

BRL	3,537,554	USD	634,000	BNP Paribas S.A.	04/05/21	(5,509)
BRL	4,660,802	USD	833,000	Citibank N.A.	04/05/21	(4,950)
BRL	6,023,627	USD	1,097,000	Citibank N.A.	04/05/21	(26,827)
BRL	4,348,037	USD	782,000	Deutsche Bank AG	04/05/21	(9,517)
COP	1,886,400,000	USD	524,000	Deutsche Bank AG	04/05/21	(8,829)
COP	3,776,400,000	USD	1,049,000	Deutsche Bank AG	04/05/21	(17,676)
COP	991,880,000	USD	274,000	JPMorgan Chase Bank N.A.	04/05/21	(3,120)
COP	1,983,760,000	USD	548,000	JPMorgan Chase Bank N.A.	04/05/21	(6,241)
COP	1,010,298,000	USD	276,000	Morgan Stanley & Co. International PLC	04/05/21	(90)
COP	1,698,472,000	USD	464,000	Morgan Stanley & Co. International PLC	04/05/21	(152)
COP	2,020,596,000	USD	552,000	Morgan Stanley & Co. International PLC	04/05/21	(181)
RUB	59,353,840	USD	806,000	UBS AG	04/05/21	(21,239)
RUB	59,353,840	USD	806,000	UBS AG	04/05/21	(21,239)
RUB	61,090,490	USD	827,000	UBS AG	04/05/21	(19,277)
RUB	61,090,490	USD	827,000	UBS AG	04/05/21	(19,277)
USD	620,918	BRL	3,537,554	BNP Paribas S.A.	04/05/21	(7,573)
USD	818,072	BRL	4,660,802	Citibank N.A.	04/05/21	(9,978)
USD	1,057,278	BRL	6,023,627	Citibank N.A.	04/05/21	(12,895)

24

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	763,175	BRL	4,348,037	Deutsche Bank AG	04/05/21	$(9,308)
USD	578,964	BRL	3,298,531	UBS AG	04/05/21	(7,061)
USD	276,000	COP	1,014,576,000	Citibank N.A.	04/05/21	(1,078)
USD	552,000	COP	2,029,152,000	Citibank N.A.	04/05/21	(2,156)
USD	504,802	COP	1,886,400,000	Deutsche Bank AG	04/05/21	(10,368)
USD	1,010,568	COP	3,776,400,000	Deutsche Bank AG	04/05/21	(20,757)
USD	265,428	COP	991,880,000	JPMorgan Chase Bank N.A.	04/05/21	(5,452)
USD	530,856	COP	1,983,760,000	JPMorgan Chase Bank N.A.	04/05/21	(10,904)
USD	270,357	COP	1,010,298,000	Morgan Stanley & Co. International PLC	04/05/21	(5,553)
USD	454,512	COP	1,698,472,000	Morgan Stanley & Co. International PLC	04/05/21	(9,336)
USD	540,713	COP	2,020,596,000	Morgan Stanley & Co. International PLC	04/05/21	(11,106)
USD	806,000	RUB	61,417,200	BNP Paribas S.A.	04/05/21	(6,043)
CLP	601,642,680	USD	842,000	Deutsche Bank AG	04/14/21	(6,811)
CLP	601,642,680	USD	842,000	Deutsche Bank AG	04/14/21	(6,811)
MXN	11,574,704	USD	568,000	Citibank N.A.	04/14/21	(2,210)
MXN	17,376,625	USD	852,000	Citibank N.A.	04/14/21	(2,603)
MXN	17,376,625	USD	852,000	Citibank N.A.	04/14/21	(2,603)
MXN	23,168,834	USD	1,136,000	Citibank N.A.	04/14/21	(3,471)
MXN	11,610,895	USD	568,000	Deutsche Bank AG	04/14/21	(441)
RUB	84,382,080	USD	1,136,000	Bank of America N.A.	04/14/21	(21,337)
USD	735,000	MXN	15,218,543	Citibank N.A.	04/14/21	(8,906)
USD	568,000	MXN	11,902,702	Morgan Stanley & Co. International PLC	04/14/21	(13,823)
USD	852,000	MXN	17,455,350	Morgan Stanley & Co. International PLC	04/14/21	(1,245)
USD	852,000	MXN	17,455,350	Morgan Stanley & Co. International PLC	04/14/21	(1,245)
USD	857,000	MXN	17,797,142	Morgan Stanley & Co. International PLC	04/14/21	(12,952)
USD	855,000	RUB	65,210,850	BNP Paribas S.A.	04/14/21	(6,417)
USD	1,403,000	ZAR	20,923,641	BNP Paribas S.A.	04/14/21	(12,902)
USD	551,000	ZAR	8,208,275	Citibank N.A.	04/14/21	(4,454)
USD	1,105,000	ZAR	16,459,474	Citibank N.A.	04/14/21	(8,812)
USD	3,856,204	ZAR	57,439,932	Citibank N.A.	04/14/21	(30,754)
USD	572,000	ZAR	8,544,129	Deutsche Bank AG	04/14/21	(6,181)
USD	1,143,000	ZAR	17,144,870	Deutsche Bank AG	04/14/21	(17,193)
USD	561,000	ZAR	8,419,991	UBS AG	04/14/21	(8,781)
USD	561,000	ZAR	8,419,991	UBS AG	04/14/21	(8,781)
USD	1,140,000	ZAR	16,998,303	UBS AG	04/14/21	(10,275)
EUR	722,000	USD	855,586	Barclays Bank PLC	04/15/21	(8,739)
EUR	722,000	USD	855,586	Barclays Bank PLC	04/15/21	(8,739)
EUR	930,000	USD	1,113,039	HSBC Bank USA N.A.	04/15/21	(22,225)
EUR	930,000	USD	1,113,039	HSBC Bank USA N.A.	04/15/21	(22,225)
RUB	77,580,935	USD	1,054,000	JPMorgan Chase Bank N.A.	04/15/21	(29,282)
TRY	6,007,947	USD	819,381	Morgan Stanley & Co. International PLC	04/15/21	(99,205)
USD	165,862	MXN	3,438,757	Bank of America N.A.	04/15/21	(2,212)
USD	4,299,862	MXN	89,147,495	Bank of America N.A.	04/15/21	(57,339)
USD	806,000	MXN	16,848,382	HSBC Bank USA N.A.	04/15/21	(17,487)
USD	806,000	MXN	16,848,382	HSBC Bank USA N.A.	04/15/21	(17,487)
KZT	53,803,947	USD	126,330	Citibank N.A.	04/20/21	(296)
USD	98,000	TRY	833,588	BNP Paribas S.A.	04/26/21	(1,142)
USD	98,000	TRY	829,080	JPMorgan Chase Bank N.A.	04/26/21	(606)
USD	570,000	BRL	3,237,828	Citibank N.A.	05/04/21	(4,249)
USD	569,000	BRL	3,303,176	UBS AG	05/04/21	(16,839)
RUB	38,477,427	USD	507,551	Barclays Bank PLC	05/19/21	(1,233)
RUB	44,835,000	USD	594,471	BNP Paribas S.A.	05/19/21	(4,495)
RUB	16,742,900	USD	221,746	Credit Suisse International	05/19/21	(1,429)
RUB	29,062,200	USD	385,415	Credit Suisse International	05/19/21	(2,990)
RUB	29,170,149	USD	390,487	Morgan Stanley & Co. International PLC	05/19/21	(6,642)
RUB	68,092,759	USD	913,384	Morgan Stanley & Co. International PLC	05/19/21	(17,363)
IDR	12,640,000,000	USD	866,941	Barclays Bank PLC	05/24/21	(5,134)
IDR	20,287,000,000	USD	1,395,063	Barclays Bank PLC	05/24/21	(11,875)
USD	1,694,391	MXN	35,259,923	Barclays Bank PLC	05/26/21	(21,313)
USD	515,636	MXN	10,618,907	UBS AG	05/26/21	(1,067)
USD	1,384,000	INR	102,582,080	JPMorgan Chase Bank N.A.	06/09/21	(3,450)
BRL	90,000	USD	15,975	Barclays Bank PLC	06/16/21	(64)

CONSOLIDATED SCHEDULE OF INVESTMENTS	25

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	10,604,280	USD	1,900,000	Goldman Sachs International	06/16/21	$(25,230)
CAD	3,600,000	USD	2,871,026	Royal Bank of Canada	06/16/21	(6,098)
CAD	4,187,849	USD	3,340,000	Royal Bank of Canada	06/16/21	(7,254)
CHF	46,431	USD	50,000	Bank of America N.A.	06/16/21	(779)
CNH	2,120,000	USD	323,003	Bank of America N.A.	06/16/21	(1,776)
CNH	6,650,000	USD	1,013,194	Bank of America N.A.	06/16/21	(5,570)
CNH	2,120,000	USD	322,783	BNP Paribas S.A.	06/16/21	(1,555)
CNH	6,655,000	USD	1,013,265	BNP Paribas S.A.	06/16/21	(4,882)
CNH	36,340,090	USD	5,550,000	Morgan Stanley & Co. International PLC	06/16/21	(43,659)
CZK	11,629,790	USD	530,000	Natwest Markets PLC	06/16/21	(7,404)
EUR	900,000	GBP	773,474	BNP Paribas S.A.	06/16/21	(9,529)
EUR	1,170,000	GBP	1,003,211	Citibank N.A.	06/16/21	(9,210)
EUR	7,000,000	USD	8,223,386	Bank of America N.A.	06/16/21	(2,195)
EUR	72,278,808	USD	86,366,099	Bank of America N.A.	06/16/21	(1,477,836)
EUR	120,000	USD	143,028	Citibank N.A.	06/16/21	(2,093)
EUR	230,000	USD	273,850	Citibank N.A.	06/16/21	(3,725)
EUR	300,000	USD	356,906	Goldman Sachs International	06/16/21	(4,569)
EUR	140,000	USD	167,576	JPMorgan Chase Bank N.A.	06/16/21	(3,152)
EUR	140,000	USD	166,831	Morgan Stanley & Co. International PLC	06/16/21	(2,407)
EUR	300,000	USD	355,104	Morgan Stanley & Co. International PLC	06/16/21	(2,767)
EUR	450,000	USD	530,773	Morgan Stanley & Co. International PLC	06/16/21	(2,268)
EUR	530,000	USD	635,342	Natwest Markets PLC	06/16/21	(12,880)
EUR	5,000,000	USD	5,872,390	Natwest Markets PLC	06/16/21	(111)
EUR	60,000	USD	71,441	Standard Chartered Bank	06/16/21	(974)
EUR	140,000	USD	166,801	UBS AG	06/16/21	(2,377)
IDR	26,898,255,000	USD	1,845,000	Deutsche Bank AG	06/16/21	(16,679)
MYR	2,266,495	USD	550,000	Barclays Bank PLC	06/16/21	(3,378)
NOK	12,505,614	CAD	1,854,366	Westpac Banking Corp.	06/16/21	(13,679)
NOK	17,700,000	USD	2,108,282	Goldman Sachs International	06/16/21	(38,949)
NOK	19,448,839	USD	2,300,000	Westpac Banking Corp.	06/16/21	(26,207)
PLN	3,726,012	USD	970,000	Morgan Stanley & Co. International PLC	06/16/21	(26,806)
RUB	142,612,892	USD	1,900,000	UBS AG	06/16/21	(30,149)
RUB	157,997,589	USD	2,130,000	UBS AG	06/16/21	(58,435)
TRY	16,020,346	USD	2,022,000	JPMorgan Chase Bank N.A.	06/16/21	(179,310)
TWD	30,763,385	USD	1,100,000	UBS AG	06/16/21	(10,774)
USD	1,143,000	IDR	16,859,250,000	Morgan Stanley & Co. International PLC	07/01/21	(620)

						(2,923,113)

						$663,941

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Allianz SE, Registered Shares	11	04/16/21	EUR	205.00	EUR	239	$10,384
BNP Paribas SA	98	04/16/21	EUR	48.00	EUR	508	25,858
Farfetch Ltd., Class A	27	04/16/21	USD	75.00	USD	143	365
Home Depot, Inc.	5	04/16/21	USD	270.00	USD	153	18,163
Invesco QQQ Trust, Series 1	42	04/16/21	USD	340.00	USD	1,340	1,533
iShares MSCI Emerging Markets ETF	107	04/16/21	USD	59.00	USD	571	321
Lowe’s Cos., Inc	9	04/16/21	USD	170.00	USD	171	18,518
Micron Technology, Inc	21	04/16/21	USD	85.00	USD	185	11,130
SPDR S&P 500 ETF Trust	531	04/16/21	USD	410.00	USD	21,045	26,815
SPDR S&P 500 ETF Trust	342	04/16/21	USD	407.00	USD	13,555	28,899
SPDR S&P 500 ETF Trust	440	04/16/21	USD	409.00	USD	17,439	26,180
Visa, Inc., Class A	28	04/16/21	USD	220.00	USD	593	3,514
10-Year U.S. Treasury Note	534	04/23/21	USD	135.50	USD	70	8,344
SPDR S&P 500 ETF Trust	158	04/30/21	USD	405.00	USD	6,262	43,134
10-Year U.S. Treasury Note	412	05/21/21	USD	134.50	USD	54	45,062
Advance Auto Parts, Inc	9	05/21/21	USD	190.00	USD	165	5,220

26

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Amazon.com, Inc.	1	05/21/21	USD	3,250.00	USD	309	$6,955
ConocoPhillips	84	05/21/21	USD	55.00	USD	445	19,740
DR Horton, Inc.	44	05/21/21	USD	85.00	USD	392	32,340
Edwards Lifesciences Corp.	20	05/21/21	USD	85.00	USD	167	5,810
Home Depot, Inc.	15	05/21/21	USD	280.00	USD	458	42,750
Las Vegas Sands Corp.	84	05/21/21	USD	72.50	USD	510	5,922
salesforce.com, Inc.	10	05/21/21	USD	260.00	USD	212	640
SPDR S&P 500 ETF Trust	65	05/21/21	USD	395.00	USD	2,576	64,805
VanEck Vectors Gold Miners ETF	98	05/21/21	USD	240.00	USD	2,387	125,440
Deere & Co.	9	06/18/21	USD	400.00	USD	337	9,878
Deere & Co.	5	06/18/21	USD	380.00	USD	187	8,600
Intel Corp.	137	06/18/21	USD	65.00	USD	877	43,497
Monster Beverage Corp.	31	06/18/21	USD	95.00	USD	282	8,293
Monster Beverage Corp.	6	06/18/21	USD	90.00	USD	55	2,970
PVH Corp.	24	06/18/21	USD	95.00	USD	254	39,000
Ulta Beauty, Inc.	6	06/18/21	USD	315.00	USD	186	11,430
Euro STOXX Banks	584	12/17/21	EUR	90.00	EUR	31	222,578
SPDR S&P 500 ETF Trust	14	12/17/21	USD	360.00	USD	555	68,523

							992,611

Put
10-Year U.S. Treasury Note	552	04/02/21	USD	131.00	USD	72	155,250
Invesco QQQ Trust, Series 1	99	04/16/21	USD	305.00	USD	3,159	19,404
iShares iBoxx $ Investment Grade Corporate Bond ETF.	2,340	04/16/21	USD	130.00	USD	30,432	239,850
SPDR S&P 500 ETF Trust	158	04/16/21	USD	380.00	USD	6,262	22,989
SPDR S&P 500 ETF Trust	371	04/30/21	USD	380.00	USD	14,704	112,784
Invesco QQQ Trust, Series 1	50	05/21/21	USD	300.00	USD	1,596	24,700
iShares iBoxx $ High Yield Corporate Bond ETF	4,712	05/21/21	USD	84.00	USD	41,079	202,616
iShares iBoxx $ High Yield Corporate Bond ETF	248	05/21/21	USD	85.00	USD	2,162	14,384
SPDR S&P 500 ETF Trust	56	05/21/21	USD	380.00	USD	2,219	27,888
SPDR S&P 500 ETF Trust	185	05/21/21	USD	385.00	USD	7,332	110,722
iShares iBoxx $ High Yield Corporate Bond ETF	465	06/18/21	USD	84.00	USD	4,054	35,340

							965,927

							$1,958,538

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/ Range		Notional Amount (000)		Value
Call
EUR Currency	One Touch	BNP Paribas S.A.	—	06/28/21	USD	1.25	USD	1.25	EUR	180	$7,238

Put
USD Currency	Down-and-out	Deutsche Bank AG	—	04/20/21	BRL	5.48	BRL	5.24	USD	3,408	8,827
USD Currency	Down-and-out	Goldman Sachs International	—	04/21/21	MXN	20.10	MXN	19.45	USD	2,840	6,470
USD Currency	Down-and-out	Bank of America N.A.	—	04/21/21	RUB	73.75	RUB	71.6	USD	4,544	5,798
USD Currency	Down-and-out	BNP Paribas S.A.	—	04/29/21	RUB	75.00	RUB	72.6	USD	1,998	5,057
EUR Currency	One Touch	Deutsche Bank AG	—	05/06/21	USD	0.01	USD	1.18	EUR	3,340	2,350,169
EUR Currency	One Touch	BNP Paribas S.A.	—	05/28/21	PLN	4.25	PLN	4.25	EUR	140	675
EUR Currency	One Touch	BNP Paribas S.A.	—	05/28/21	HUF	340.00	HUF	340	EUR	150	2,028

											2,379,024

											$2,386,262

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	Citibank N.A.	—	04/01/21	USD	1.21	EUR	17,630	$18
USD Currency	Citibank N.A.	—	04/08/21	ZAR	15.60	USD	2,207	1,382

CONSOLIDATED SCHEDULE OF INVESTMENTS	27

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc.

OTC Options Purchased (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
USD Currency	JPMorgan Chase Bank N.A.	—	04/08/21	ZAR	15.70	USD	1,931	$904
USD Currency	Morgan Stanley & Co. International PLC	—	04/15/21	BRL	5.55		USD783	18,425
USD Currency	JPMorgan Chase Bank N.A.	—	04/29/21	CLP	760.00	USD	2,755	6,532
USD Currency	Morgan Stanley & Co. International PLC	—	04/29/21	CLP	730.00	USD	5,510	52,174
USD Currency	Morgan Stanley & Co. International PLC	—	05/06/21	MXN	22.00	USD	1,656	5,713
EUR Currency	UBS AG	—	05/10/21	USD	1.23	EUR	10,472	2,257
Walt Disney Co.	Morgan Stanley & Co. International PLC	149	05/21/21	USD	215.00	USD	27	265
USD Currency	Morgan Stanley & Co. International PLC	—	05/31/21	JPY	112.50	USD	50,000	209,650
EUR Currency	Bank of America N.A.	—	06/09/21	USD	1.22	EUR	682	590
EUR Currency	BNP Paribas S.A.	—	06/18/21	USD	1.22	EUR	705	793
SPDR S&P 500 ETF Trust	Morgan Stanley & Co. International PLC	8,400	06/18/21	USD	360.00	USD	3,024	338,898

								637,601

Put
EUR Currency	JPMorgan Chase Bank N.A.	—	04/07/21	JPY	128.50	EUR	4,365	2,696
USD Currency	Deutsche Bank AG	—	04/08/21	MXN	20.60	USD	3,862	49,360
EUR Currency	Citibank N.A.	—	04/15/21	USD	1.19	EUR	4,471	51,707
USD Currency	Citibank N.A.	—	04/22/21	TRY	7.50	USD	1,135	2,328
USD Currency	Goldman Sachs International	—	04/22/21	JPY	101.00	USD	16,888	118
EUR Currency	Bank of America N.A.	—	04/28/21	NOK	10.29	EUR	6,073	172,113
USD Currency	Morgan Stanley & Co. International PLC	—	04/28/21	NOK	8.48	USD	5,167	46,383
USD Currency	Citibank N.A.	—	04/29/21	ZAR	14.80	USD	3,858	67,399
USD Currency	Citibank N.A.	—	05/14/21	RUB	73.00	USD	4,538	23,625
EUR Currency	Goldman Sachs International	—	06/03/21	GBP	0.85	EUR	6,711	63,774
EUR Currency	Morgan Stanley & Co. International PLC	—	06/03/21	USD	1.17	EUR	117,530	764,249
EUR Currency	Citibank N.A.	—	06/11/21	GBP	0.85	EUR	6,911	70,010
USD Currency	Deutsche Bank AG	—	06/17/21	MXN	20.00	USD	1,704	24,469
EUR Currency	BNP Paribas S.A.	—	08/02/21	USD	1.19	EUR	23,736	505,457
Ishares National Muni Bond ETF	Credit Suisse International	122	08/20/21	USD	114.00	USD	14	189
Ishares National Muni Bond ETF	Credit Suisse International	122	08/20/21	USD	113.00	USD	14	51

								1,843,928

								$2,481,529

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
30-Year Interest Rate Swap, 04/03/51	3-Month LIBOR, 0.19%	Quarterly	1.52%	Semi-Annual	Goldman Sachs International	04/01/21	1.52%	USD	17,369	$1
30-Year Interest Rate Swap, 04/08/51	3-Month LIBOR, 0.19%	Quarterly	1.53%	Semi-Annual	Goldman Sachs International	04/06/21	1.53	USD	9,143	1
30-Year Interest Rate Swap, 04/23/51	3-Month LIBOR, 0.19%	Quarterly	1.48%	Semi-Annual	Morgan Stanley & Co. International PLC	04/21/21	1.48	USD	6,106	52
30-Year Interest Rate Swap, 05/30/51	3-Month LIBOR, 0.19%	Quarterly	1.80%	Semi-Annual	Deutsche Bank AG	05/28/21	1.80	USD	5,238	23,285
30-Year Interest Rate Swap, 06/06/51	3-Month LIBOR, 0.19%	Quarterly	1.00%	Semi-Annual	JPMorgan Chase Bank N.A.	06/04/21	1.00	USD	6,264	832
30-Year Interest Rate Swap, 06/13/51	3-Month LIBOR, 0.19%	Quarterly	1.00%	Semi-Annual	BNP Paribas S.A.	06/11/21	1.00	USD	2,043	422
30-Year Interest Rate Swap, 08/25/51	3-Month LIBOR, 0.19%	Quarterly	1.75%	Semi-Annual	Goldman Sachs International	08/23/21	1.75	USD	8,337	104,914
30-Year Interest Rate Swap, 08/25/51	3-Month LIBOR, 0.19%	Quarterly	1.77%	Semi-Annual	Goldman Sachs International	08/23/21	1.77	USD	5,186	69,168
1-Year Interest Rate Swap, 03/18/24	3-Month LIBOR, 0.19%	Quarterly	0.80%	Semi-Annual	Morgan Stanley & Co. International PLC	03/16/23	0.80	USD	123,604	283,297

										481,972

Put
5-Year Interest Rate Swap, 04/08/26	0.60%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Bank of America N.A.	04/06/21	0.60	USD	22,427	495,646

28

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)
Description	Rate	Frequency	Rate	Frequency	Counterparty					Value
Put (continued)
5-Year Interest Rate Swap, 04/08/26	0.60%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Bank of America N.A.	04/06/21	0.60%	USD	32,039	$708,066
5-Year Interest Rate Swap, 04/08/26	0.62%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Bank of America N.A.	04/06/21	0.62	USD	22,427	473,508
5-Year Interest Rate Swap, 05/26/26	0.63%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Morgan Stanley & Co. International PLC	05/24/21	0.63	USD	55,869	1,306,766
5-Year Interest Rate Swap, 05/27/26	0.64%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Deutsche Bank AG	05/25/21	0.64	USD	56,160	1,289,561
5-Year Interest Rate Swap, 05/27/26	0.64%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Goldman Sachs International	05/25/21	0.64	USD	28,080	644,780
5-Year Interest Rate Swap, 05/27/26	0.85%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Goldman Sachs International	05/25/21	0.85	USD	28,080	373,498
30-Year Interest Rate Swap, 11/18/51	0.48%	Annual	6-Month EURIBOR, (0.51%)	Semi-Annual	JPMorgan Chase Bank N.A.	11/16/21	0.48	EUR	8,655	543,153
30-Year Interest Rate Swap, 11/26/51	0.49%	Annual	6-Month EURIBOR, (0.51%)	Semi-Annual	Goldman Sachs International	11/24/21	0.49	EUR	8,548	532,151
30-Year Interest Rate Swap, 12/11/51	0.52%	Annual	6-Month EURIBOR, (0.51%)	Semi-Annual	Goldman Sachs International	12/09/21	0.52	EUR	8,173	486,885

										6,854,014

										$7,335,986

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Bank of America Corp.	53	04/16/21	USD	39.00	USD	205	$(4,956)
Citigroup, Inc.	38	04/16/21	USD	72.50	USD	276	(8,930)
JPMorgan Chase & Co.	24	04/16/21	USD	165.00	USD	365	(1,272)
Visa, Inc., Class A	55	04/16/21	USD	235.00	USD	1,165	(1,018)
Amazon.com, Inc.	1	05/21/21	USD	3,500.00	USD	309	(2,030)
ConocoPhillips	84	05/21/21	USD	60.00	USD	445	(8,778)
ConocoPhillips	47	05/21/21	USD	70.00	USD	249	(964)
Home Depot, Inc.	10	05/21/21	USD	310.00	USD	305	(8,125)
Toll Brothers, Inc.	56	05/21/21	USD	60.00	USD	318	(9,800)
VanEck Vectors Gold Miners ETF	98	05/21/21	USD	265.00	USD	2,387	(29,351)
Intel Corp.	64	06/18/21	USD	75.00	USD	410	(4,576)
iShares iBoxx $ High Yield Corporate Bond ETF	465	06/18/21	USD	87.00	USD	4,054	(25,575)
SPDR S&P 500 ETF Trust	343	06/18/21	USD	400.00	USD	13,594	(329,108)
SPDR S&P 500 ETF Trust	246	06/18/21	USD	430.00	USD	9,750	(27,183)
Euro STOXX Banks	584	12/17/21	EUR	105.00	EUR	36	(79,615)

							(541,281)

Put
Alibaba Group Holding Ltd., ADR	16	04/16/21	USD	220.00	USD	363	(5,200)
BNP Paribas SA	98	04/16/21	EUR	41.00	EUR	508	(7,125)
Farfetch Ltd., Class A	27	04/16/21	USD	55.00	USD	143	(10,800)
Invesco QQQ Trust, Series 1	99	04/16/21	USD	285.00	USD	3,159	(4,554)
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,340	04/16/21	USD	126.00	USD	30,432	(43,290)
Micron Technology, Inc.	21	04/16/21	USD	70.00	USD	185	(263)
Microsoft Corp.	13	04/16/21	USD	210.00	USD	307	(423)
SPDR S&P 500 ETF Trust	158	04/16/21	USD	365.00	USD	6,262	(9,006)
10-Year U.S. Treasury Note	534	04/23/21	USD	129.50	USD	70	(116,812)
SPDR S&P 500 ETF Trust	371	04/30/21	USD	370.00	USD	14,704	(70,675)
10-Year U.S. Treasury Note	412	05/21/21	USD	129.50	USD	54	(206,000)
Advance Auto Parts, Inc.	9	05/21/21	USD	160.00	USD	165	(1,598)
Amazon.com, Inc.	1	05/21/21	USD	2,900.00	US	09	(5,983)

CONSOLIDATED SCHEDULE OF INVESTMENTS	29

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put (continued)
DR Horton, Inc.	44	05/21/21	USD	72.50	USD	392	$(3,278)
Edwards Lifesciences Corp.	20	05/21/21	USD	70.00	USD	167	(850)
Generac Holdings, Inc.	10	05/21/21	USD	270.00	USD	327	(4,550)
Invesco QQQ Trust, Series 1	50	05/21/21	USD	270.00	USD	1,596	(6,750)
Invesco QQQ Trust, Series 1	73	05/21/21	USD	265.00	USD	2,330	(8,030)
iShares iBoxx $ High Yield Corporate Bond ETF	248	05/21/21	USD	75.00	USD	2,162	(2,356)
iShares iBoxx $ High Yield Corporate Bond ETF	4,712	05/21/21	USD	81.00	USD	41,079	(106,020)
Las Vegas Sands Corp.	31	05/21/21	USD	60.00	USD	188	(10,307)
salesforce.com, Inc.	10	05/21/21	USD	210.00	USD	212	(7,450)
SPDR S&P 500 ETF Trust	56	05/21/21	USD	350.00	USD	2,219	(9,800)
SPDR S&P 500 ETF Trust	185	05/21/21	USD	360.00	USD	7,332	(45,232)
Deere & Co.	9	06/18/21	USD	350.00	USD	337	(9,742)
Deere & Co.	5	06/18/21	USD	330.00	USD	187	(3,163)
iShares iBoxx $ High Yield Corporate Bond ETF	465	06/18/21	USD	75.00	USD	4,054	(8,137)
Monster Beverage Corp.	31	06/18/21	USD	85.00	USD	282	(7,052)
Monster Beverage Corp.	6	06/18/21	USD	80.00	USD	55	(1,410)
PVH Corp.	24	06/18/21	USD	75.00	USD	254	(1,500)
SPDR S&P 500 ETF Trust	114	06/18/21	USD	250.00	USD	4,518	(4,902)
Ulta Beauty, Inc.	6	06/18/21	USD	255.00	USD	186	(2,400)
SPDR S&P 500 ETF Trust	8	12/17/21	USD	270.00	USD	317	(2,955)

							(727,613)

							$(1,268,894)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	JPMorgan Chase Bank N.A.	—	04/07/21	JPY	130.00	EUR	2,729	$(6,867)
USD Currency	JPMorgan Chase Bank N.A.	—	04/08/21	ZAR	16.30		USD1,931	(191)
USD Currency	JPMorgan Chase Bank N.A.	—	04/15/21	BRL	5.55	USD	783	(18,425)
USD Currency	Citibank N.A.	—	04/22/21	TRY	7.75	USD	567	(46,716)
USD Currency	Citibank N.A.	—	04/22/21	TRY	7.50	USD	390	(42,860)
USD Currency	Morgan Stanley & Co. International PLC	—	04/29/21	CLP	760.00	USD	5,510	(13,064)
USD Currency	Bank of America N.A.	—	04/30/21	ZAR	15.70	USD	3,306	(15,912)
USD Currency	JPMorgan Chase Bank N.A.	—	05/03/21	MXN	21.00	USD	3,298	(32,746)
USD Currency	Deutsche Bank AG	—	05/06/21	MXN	22.00	USD	1,656	(5,713)
EUR Currency	UBS AG	—	05/10/21	USD	1.24	EUR	10,472	(1,024)
USD Currency	Morgan Stanley & Co. International PLC	—	05/13/21	BRL	5.75	USD	653	(12,032)
Walt Disney Co.	Morgan Stanley & Co. International PLC	2,970	05/21/21	USD	215.00	USD	548	(4,506)
USD Currency	Morgan Stanley & Co. International PLC	—	05/31/21	JPY	114.00	USD	50,000	(96,450)

								(296,506)

Put
USD Currency	Citibank N.A.	—	04/02/21	RUB	73.00	USD	2,090	(6)
USD Currency	Citibank N.A.	—	04/08/21	ZAR	15.00	USD	2,207	(41,030)
USD Currency	Deutsche Bank AG	—	04/15/21	MXN	20.00	USD	1,704	(5,884)
USD Currency	Citibank N.A.	—	04/22/21	TRY	6.85	USD	390	(167)
EUR Currency	Bank of America N.A.	—	04/28/21	NOK	10.08	EUR	6,073	(75,050)
USD Currency	Deutsche Bank AG	—	04/28/21	MXN	20.00	USD	3,304	(21,436)
USD Currency	Morgan Stanley & Co. International PLC	—	04/28/21	NOK	8.31	USD	5,167	(15,485)
USD Currency	Citibank N.A.	—	04/29/21	ZAR	14.35	USD	4,132	(23,209)
USD Currency	Citibank N.A.	—	05/14/21	RUB	71.00	USD	3,400	(5,539)
EUR Currency	Morgan Stanley & Co. International PLC	—	06/03/21	USD	1.15	EUR	117,530	(465,562)
EUR Currency	Citibank N.A.	—	06/11/21	GBP	0.83	EUR	6,911	(17,115)
EUR Currency	BNP Paribas S.A.	—	08/02/21	USD	1.15	EUR	35,604	(218,553)

								(889,036)

								$(1,185,542)

30

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate
Description	Rate	Frequency	Rate	Frequency	Counterparty			Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 09/22/31	0.55%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Morgan Stanley & Co. International PLC	09/20/21	0.55%	USD	3,740	$(1,557)
1-Year Interest Rate Swap, 03/18/24	0.40%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Morgan Stanley & Co. International PLC	03/16/23	0.40	USD	123,605	(107,614)
1-Year Interest Rate Swap, 03/18/24	0.60%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	Morgan Stanley & Co. International PLC	03/16/23	0.60	USD	123,604	(177,863)

										(287,034)

Put
10-Year Interest Rate Swap, 04/03/31	3-Month LIBOR, 0.19%	Quarterly	1.40%	Semi-Annual	Goldman Sachs International	04/01/21	1.40	USD	41,944	(1,476,454)
10-Year Interest Rate Swap, 04/08/31	3-Month LIBOR, 0.19%	Quarterly	1.42%	Semi-Annual	Goldman Sachs International	04/06/21	1.42	USD	12,190	(406,740)
5-Year Interest Rate Swap, 04/08/26	3-Month LIBOR, 0.19%	Quarterly	0.85%	Semi-Annual	Bank of America N.A.	04/06/21	0.85	USD	22,427	(219,023)
5-Year Interest Rate Swap, 04/08/26	3-Month LIBOR, 0.19%	Quarterly	0.85%	Semi-Annual	Bank of America N.A.	04/06/21	0.85	USD	32,039	(312,889)
5-Year Interest Rate Swap, 04/08/26	3-Month LIBOR, 0.19%	Quarterly	0.87%	Semi-Annual	Bank of America N.A.	04/06/21	0.87	USD	22,427	(197,030)
5-Year Interest Rate Swap, 05/27/26	3-Month LIBOR, 0.19%	Quarterly	1.00%	Semi-Annual	Goldman Sachs International	05/25/21	1.00	USD	28,080	(218,098)
5-Year Interest Rate Swap, 05/27/26	3-Month LIBOR, 0.19%	Quarterly	1.00%	Semi-Annual	Deutsche Bank AG	05/25/21	1.00	USD	28,080	(218,098)
30-Year Interest Rate Swap, 08/25/51	3-Month LIBOR, 0.19%	Quarterly	2.25%	Semi-Annual	Goldman Sachs International	08/23/21	2.25	USD	8,337	(358,118)
30-Year Interest Rate Swap, 08/25/51	3-Month LIBOR, 0.19%	Quarterly	2.27%	Semi-Annual	Goldman Sachs International	08/23/21	2.27	USD	5,186	(211,825)
10-Year Interest Rate Swap, 09/22/31	3-Month LIBOR, 0.19%	Quarterly	1.40%	Semi-Annual	Morgan Stanley & Co. International PLC	09/20/21	1.40	USD	7,480	(381,515)
30-Year Interest Rate Swap, 11/18/51	6-Month EURIBOR, (0.51%)	Semi-Annual	0.78%	Annual	JPMorgan Chase Bank N.A.	11/16/21	0.78	EUR	8,655	(227,331)
30-Year Interest Rate Swap, 11/26/51	6-Month EURIBOR, (0.51%)	Semi-Annual	0.79%	Annual	Goldman Sachs International	11/24/21	0.79	EUR	8,548	(226,009)
30-Year Interest Rate Swap, 12/11/51	6-Month EURIBOR, (0.51%)	Semi-Annual	0.82%	Annual	Goldman Sachs International	12/09/21	0.82	EUR	8,173	(211,835)
10-Year Interest Rate Swap, 01/28/32	3-Month LIBOR, 0.19%	Quarterly	1.76%	Semi-Annual	Goldman Sachs International	01/26/22	1.76	USD	11,049	(417,048)
10-Year Interest Rate Swap, 01/28/32	3-Month LIBOR, 0.19%	Quarterly	1.76%	Semi-Annual	Goldman Sachs International	01/26/22	1.76	USD	22,098	(834,096)

										(5,916,109)

										$(6,203,143)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.XO.34.V2	5.00%	Quarterly	12/20/25	EUR	533	$(77,279)	$(68,317)	$(8,962)

CONSOLIDATED SCHEDULE OF INVESTMENTS	31

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.34.V9	5.00%	Quarterly	06/20/25	CCC	USD	7,360	$688,969	$271,686	$417,283

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date				Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency				Notional Amount (000)		Value
6 Month LIBOR, 0.21%	Semi-Annual	1.91%	Semi-Annual	N/A		07/09/21	CAD	9,280	$53,076	$20	$53,056
6-Month LIBOR, 0.21%	Semi-Annual	1.91%	Semi-Annual	N/A		07/09/21	CAD	720	4,111	—	4,111
3-Month NIBOR, 3.50%	Semi-Annual	0.49%	Semi-Annual	09/02/21	(a)	09/02/22	NOK	16,590	(4,990)	31	(5,021)
3-Month NIBOR, 3.50%	Quarterly	0.47%	Annual	11/23/21	(a)	11/23/22	NOK	34,335	(15,428)	66	(15,494)
3-Month NIBOR, 3.50%	Quarterly	0.47%	Annual	11/24/21	(a)	11/24/22	NOK	38,913	(17,566)	75	(17,641)
3-Month NIBOR, 3.50%	Quarterly	0.47%	Annual	11/25/21	(a)	11/25/22	NOK	31,131	(14,118)	60	(14,178)
3-Month NIBOR, 3.50%	Quarterly	0.47%	Annual	11/26/21	(a)	11/26/22	NOK	59,148	(27,346)	114	(27,460)
3-Month NIBOR, 3.50%	Quarterly	0.48%	Annual	11/26/21	(a)	11/26/22	NOK	32,687	(14,922)	62	(14,984)
3-Month NIBOR, 3.50%	Quarterly	0.50%	Annual	12/07/21	(a)	12/07/22	NOK	32,687	(14,699)	64	(14,763)
1-Month MXIBOR, 4.29%	Monthly	4.29%	Monthly	N/A		01/13/23	MXN	263,344	(157,387)	53	(157,440)
1-Month MXIBOR, 4.29%	Monthly	4.18%	Monthly	N/A		02/16/23	MXN	138,761	(106,200)	29	(106,229)
1-Month MXIBOR, 4.29%	Monthly	4.42%	Monthly	N/A		02/28/23	MXN	34,384	(19,807)	7	(19,814)
1-Month MXIBOR, 4.29%	Monthly	4.50%	Semi-Annual	N/A		03/03/23	MXN	34,373	(17,249)	7	(17,256)
1-Month MXIBOR, 4.29%	Monthly	5.22%	Monthly	N/A		03/29/23	MXN	160,226	20,494	34	20,460
6-Month LIBOR, 0.21%	Semi-Annual	(0.68%)	Monthly	05/23/22	(a)	05/23/23	CHF	2,757	(2,545)	49	(2,594)
6-Month LIBOR, 0.21%	Semi-Annual	(0.62%)	Quarterly	06/07/22	(a)	06/07/23	CHF	2,730	(835)	49	(884)
6-Month LIBOR, 0.21%	Semi-Annual	(0.62%)	Quarterly	06/07/22	(a)	06/07/23	CHF	2,771	(1,035)	50	(1,085)
6-Month LIBOR, 0.21%	Semi-Annual	(0.58%)	Quarterly	06/09/22	(a)	06/09/23	CHF	2,771	253	50	203
6-Month LIBOR, 0.21%	Semi-Annual	0.81%	Semi-Annual	11/16/22	(a)	11/16/23	CAD	22,161	(73,237)	291	(73,528)
6-Month LIBOR, 0.21%	Semi-Annual	0.78%	Semi-Annual	11/17/22	(a)	11/17/23	CAD	2,743	(9,730)	36	(9,766)
6-Month LIBOR, 0.21%	Semi-Annual	0.78%	Semi-Annual	11/18/22	(a)	11/18/23	CAD	10,736	(38,780)	141	(38,921)
1-Month MXIBOR, 4.29%	Monthly	4.68%	Monthly	N/A		02/27/24	MXN	222,335	(235,299)	46	(235,345)
1-Month MXIBOR, 4.29%	Monthly	4.86%	Monthly	N/A		03/01/24	MXN	24,395	(19,758)	5	(19,763)
0.40%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/08/24	USD	92,780	237,694	402	237,292
0.44%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/11/24	USD	100,000	127,794	434	127,360
0.45%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/19/24	USD	23,502	31,442	103	31,339
1-Month MXIBOR, 4.29%	Monthly	5.47%	Monthly	N/A		03/21/24	MXN	51,653	(915)	11	(926)
1-Month MXIBOR, 4.29%	Monthly	5.50%	Monthly	N/A		03/21/24	MXN	51,713	1,225	11	1,214
0.44%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/22/24	USD	52,000	84,474	395	84,079
0.63%	Monthly	6-Month GBP LIBOR, 0.11%	Monthly	03/01/24	(a)	03/01/25	GBP	7,370	7,503	52	7,451
0.64%	Monthly	6-Month GBP LIBOR, 0.11%	Monthly	03/01/24	(a)	03/01/25	GBP	7,370	7,201	52	7,149
0.61%	Monthly	6-Month GBP LIBOR, 0.11%	Monthly	03/11/24	(a)	03/11/25	GBP	10,420	15,164	73	15,091
3-Month LIBOR, 0.19%	Quarterly	0.46%	Semi-Annual	N/A		11/23/25	USD	8,405	(180,721)	156	(180,877)
3-Month LIBOR, 0.19%	Quarterly	0.39%	Semi-Annual	N/A		02/10/26	USD	20,840	(617,976)	187	(618,163)
0.68%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		02/19/26	USD	12,034	185,574	108	185,466
0.70%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		02/22/26	USD	3,289	48,472	30	48,442
3-Month LIBOR, 0.19%	Quarterly	0.83%	Semi-Annual	N/A		03/08/26	USD	22,775	(201,596)	207	(201,803)
0.89%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/18/26	USD	730	4,679	7	4,672
0.90%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/18/26	USD	1,450	9,221	14	9,207
3-Month LIBOR, 0.19%	Quarterly	0.66%	Semi-Annual	N/A		09/25/30	USD	1,243	(119,001)	25	(119,026)
0.71%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		09/25/30	USD	1,243	113,448	25	113,423
5.81%	Monthly	1-Month MXIBOR, 4.29%	Monthly	N/A		10/17/30	MXN	60,000	213,517	58	213,459
5.89%	Monthly	1-Month MXIBOR, 4.29%	Monthly	N/A		10/22/30	MXN	100,000	328,930	100	328,830
0.81%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		11/23/30	USD	5,481	450,860	117	450,743
1.17%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		02/04/31	USD	9,608	507,602	153	507,449
1.20%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		02/05/31	USD	2,857	145,041	45	144,996
5.52%	Monthly	1-Month MXIBOR, 4.29%	Monthly	N/A		02/11/31	MXN	120,000	583,243	7,715	575,528
1.60%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/18/31	USD	380	5,650	7	5,643
1.61%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/18/31	USD	770	11,193	13	11,180

32

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional			Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency			Amount (000)		Value
1.66%	Semi-Annual	3 Month LIBOR, 0.19%	Quarterly	N/A	03/25/31	USD	190	$1,921	$3	$1,918
1.68%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	03/30/31	USD	400	3,346	7	3,339
1.30%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	11/19/50	USD	5,222	1,037,146	150	1,036,996
1.22%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	11/27/50	USD	6,800	1,479,739	196	1,479,543
1.45%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	12/11/50	USD	1,791	294,927	51	294,876
3-Month LIBOR, 0.19%	Quarterly	1.20%	Semi-Annual	N/A	12/22/50	USD	7,691	(1,717,327)	220	(1,717,547)
1.27%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	12/30/50	USD	6,800	1,409,365	195	1,409,170
1.45%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	01/07/51	USD	6,212	1,041,649	193	1,041,456
1.52%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	01/08/51	USD	2,120	318,519	66	318,453
1.63%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	01/25/51	USD	4,697	594,799	146	594,653
1.48%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	01/28/51	USD	7,179	1,151,824	223	1,151,601
1.58%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	02/01/51	USD	4,957	686,784	154	686,630
1.66%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	02/04/51	USD	5,469	650,574	170	650,404
1.68%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	02/05/51	USD	2,857	326,727	89	326,638
0.89%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	02/10/51	USD	3,789	1,130,401	118	1,130,283
3-Month LIBOR, 0.19%	Quarterly	1.24%	Semi-Annual	N/A	02/10/51	USD	5,684	(1,234,380)	177	(1,234,557)
1.91%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A	02/22/51	USD	1,118	68,633	35	68,598
1.68%	Semi-Annual	6-Month BBR, 0.85%	Semi-Annual	N/A	06/21/51	AUD	345	38,080	10	38,070
1.68%	Semi-Annual	6-Month BBR, 0.85%	Semi-Annual	N/A	06/21/51	AUD	340	37,841	9	37,832
1.68%	Semi-Annual	6-Month BBR, 0.85%	Semi-Annual	N/A	06/21/51	AUD	345	38,412	9	38,403
1.69%	Semi-Annual	6-Month BBR, 0.85%	Semi-Annual	N/A	06/21/51	AUD	363	39,900	10	39,890
1.69%	Semi-Annual	6-Month BBR, 0.85%	Semi-Annual	N/A	06/21/51	AUD	366	40,125	10	40,115
1.71%	Semi-Annual	6-Month BBR, 0.85%	Semi-Annual	N/A	06/21/51	AUD	341	36,147	9	36,138
1.73%	Semi-Annual	6-Month BBR, 0.85%	Semi-Annual	N/A	06/21/51	AUD	327	33,609	9	33,600
2.15%	Semi-Annual	6-Month BBR, 0.85%	Semi-Annual	N/A	06/21/51	AUD	419	13,054	12	13,042
2.17%	Semi-Annual	6-Month BBR, 0.85%	Semi-Annual	N/A	06/21/51	AUD	634	17,705	18	17,687

								$8,826,241	$14,128	$8,812,113

(a)	Forward Swap.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
UK Retail Price Index All Items Monthly	Monthly	3.51%	Monthly	12/15/24	GBP	550	$(17,573)	$26	$(17,599)
UK Retail Price Index All Items Monthly	Monthly	3.35%	Monthly	01/15/25	GBP	270	(5,270)	13	(5,283)
UK Retail Price Index All Items Monthly	Monthly	3.14%	Monthly	05/15/25	GBP	320	2,111	14	2,097
UK Retail Price Index All Items Monthly	Monthly	3.43%	Monthly	11/15/25	GBP	2,680	28,115	129	27,986
2.55%	Monthly	US CPI Urban Consumers NAS	Monthly	03/18/26	USD	1,310	1,184	15	1,169
2.55%	Monthly	US CPI Urban Consumers NAS	Monthly	03/18/26	USD	660	728	8	720
3.58%	Monthly	UK Retail Price Index All Items Monthly	Monthly	12/15/29	GBP	550	8,716	30	8,686
3.48%	Monthly	UK Retail Price Index All Items Monthly	Monthly	01/15/30	GBP	270	(564)	14	(578)
3.35%	Monthly	UK Retail Price Index All Items Monthly	Monthly	05/15/30	GBP	320	(11,592)	16	(11,608)
3.51%	Monthly	UK Retail Price Index All Items Monthly	Monthly	11/15/30	GBP	2,680	(91,198)	146	(91,344)
3.54%	Monthly	UK Retail Price Index All Items Monthly	Monthly	12/15/30	GBP	530	(16,728)	29	(16,757)
2.32%	Monthly	US CPI Urban Consumers NAS	Monthly	02/25/31	USD	375	(7,170)	8	(7,178)
2.35%	Monthly	US CPI Urban Consumers NAS	Monthly	03/05/31	USD	109	(1,641)	2	(1,643)
2.35%	Monthly	US CPI Urban Consumers NAS	Monthly	03/05/31	USD	109	(1,687)	2	(1,689)
2.36%	Monthly	US CPI Urban Consumers NAS	Monthly	03/05/31	USD	219	(3,200)	5	(3,205)

CONSOLIDATED SCHEDULE OF INVESTMENTS	33

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Inflation Swaps (continued)

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.45%	Monthly	US CPI Urban Consumers NAS	Monthly	03/18/31	USD	650	$(2,745)	$13	$(2,758)
2.45%	Monthly	US CPI Urban Consumers NAS	Monthly	03/18/31	USD	320	(1,674)	7	(1,681)
2.44%	Monthly	US CPI Urban Consumers NAS	Monthly	03/25/31	USD	170	(917)	3	(920)
2.51%	Monthly	US CPI Urban Consumers NAS	Monthly	03/30/31	USD	330	419	7	412
3.58%	Monthly	UK Retail Price Index All Items Monthly	Monthly	03/15/41	GBP	75	(619)	4	(623)
3.58%	Monthly	UK Retail Price Index All Items Monthly	Monthly	03/15/41	GBP	38	(351)	2	(353)

							$(121,656)	$493	$(122,149)

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	06/20/26	USD	7,338	$437,506	$422,608	$14,898
Republic of Chile	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	850	(17,993)	(17,691)	(302)
Republic of Colombia	1.00	Quarterly	Citibank N.A.	06/20/26	USD	8,781	148,902	139,722	9,180
Republic of Indonesia	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/26	USD	5,862	(34,107)	(33,776)	(331)
Republic of Philippines	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	3,946	(111,398)	(106,459)	(4,939)
Republic of Russia	1.00	Quarterly	Citibank N.A.	06/20/26	USD	3,928	20,952	17,236	3,716
Republic of South Aftrica	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	2,344	151,826	165,904	(14,078)
Republic of South Aftrica	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	16,355	1,059,258	1,157,480	(98,222)
Republic of South Aftrica	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	1,644	106,477	116,350	(9,873)
United Maxican States	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/26	USD	8,361	56,417	55,039	1,378

							$1,817,840	$1,916,413	$(98,573)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	2,000	$(219,459)	$(222,057)	$2,598
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	2,000	(219,459)	(230,711)	11,252
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	2,000	(219,460)	(228,446)	8,986
CMBX.NA.9	3.00	Monthly	Deutsche Bank AG	09/17/58	NR	USD	1,350	(148,135)	(135,643)	(12,492)
CMBX.NA.9	3.00	Monthly	Goldman Sachs International	09/17/58	NR	USD	70	(7,681)	(351)	(7,330)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	265	(29,078)	(1,072)	(28,006)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	190	(20,849)	(581)	(20,268)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	70	(7,681)	(351)	(7,330)

								$(871,802)	$(819,212)	$(52,590)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

34

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund			Effective Date		Termination Date				Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty				Notional Amount (000)		Value
3-Month LIBOR, 0.19%	Quarterly	1.30%	Quarterly	Morgan Stanley & Co. International PLC	03/16/22	(a)	03/16/23	KRW	7,972,960	$3,081	$—	$3,081
3-Month LIBOR, 0.19%	Monthly	4.63%	Monthly	Citibank N.A.	03/16/22	(a)	03/16/23	INR	286,931	(3,604)	—	(3,604)
3-Month LIBOR, 0.19%	Monthly	4.63%	Monthly	Citibank N.A.	03/16/22	(a)	03/16/23	INR	541,380	(6,326)	—	(6,326)
3-Month LIBOR, 0.19%	Monthly	4.64%	Monthly	Bank of America N.A.	03/16/22	(a)	03/16/23	INR	254,449	(2,686)	—	(2,686)
1.42%	Semi-Annual	3-Month LIBOR, 0.19%	Semi-Annual	Bank of America N.A.	N/A		04/01/23	CLP	5,282,574	12,855	—	12,855

										$3,320	$—	$3,320

(a)	Forward Swap.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$36,105,151	$751,000	$36,856,151
Common Stocks
Canada	135,727	—	—	135,727
France	—	501,501	—	501,501
Germany	—	551,609	—	551,609
Ireland	—	482,638	—	482,638
Italy	—	681,857	—	681,857
Netherlands	44,028	200,787	—	244,815
Singapore	404,046	—	—	404,046
Sweden	—	484,594	—	484,594
Switzerland	—	205,874	—	205,874
Taiwan	1,419	—	—	1,419
United Kingdom	798,756	163,466	—	962,222

CONSOLIDATED SCHEDULE OF INVESTMENTS	35

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
United States	$15,910,359	$—	$—	$15,910,359
Corporate Bonds
Argentina	—	2,229,298	—	2,229,298
Australia	—	500,802	—	500,802
Austria	—	1,361,956	—	1,361,956
Bahamas	—	410,750	—	410,750
Bahrain	—	1,107,379	—	1,107,379
Belgium	—	690,757	—	690,757
Bermuda	—	1,931,471	—	1,931,471
Brazil	—	14,406,004	—	14,406,004
Canada	—	2,156,881	—	2,156,881
Cayman Islands	—	9,841,164	—	9,841,164
Chile	—	4,089,366	—	4,089,366
China	—	5,669,317	—	5,669,317
Colombia	—	5,720,728	—	5,720,728
Denmark	—	287,662	—	287,662
Dominican Republic	—	468,526	—	468,526
Finland	—	154,728	—	154,728
France	—	9,373,902	—	9,373,902
Germany	—	8,791,862	—	8,791,862
Guatemala	—	1,555,436	—	1,555,436
Hong Kong	—	2,438,374	—	2,438,374
India	—	2,701,792	—	2,701,792
Indonesia	—	1,464,959	—	1,464,959
Ireland	—	1,158,937	—	1,158,937
Isle of Man	—	204,446	—	204,446
Israel	—	2,569,624	—	2,569,624
Italy	111,501	3,102,655	—	3,214,156
Japan	—	4,637,037	—	4,637,037
Jersey	—	2,802,729	—	2,802,729
Kazakhstan	—	266,110	—	266,110
Kuwait	—	1,435,322	—	1,435,322
Lithuania	—	469,213	—	469,213
Luxembourg	—	9,477,369	—	9,477,369
Malaysia	—	443,047	—	443,047
Mauritius	—	1,774,719	—	1,774,719
Mexico	—	20,349,071	—	20,349,071
Morocco	—	472,004	—	472,004
MultiNational	—	1,362,136	—	1,362,136
Netherlands	—	15,873,317	—	15,873,317
Norway	—	430,766	—	430,766
Panama	—	1,120,208	—	1,120,208
Peru	—	2,194,515	—	2,194,515
Portugal	—	90,702	—	90,702
Saudi Arabia	—	1,810,347	—	1,810,347
Singapore	—	2,510,817	—	2,510,817
South Africa	—	597,805	—	597,805
South Korea	—	525,156	—	525,156
Spain	—	2,007,397	—	2,007,397
Sweden	—	1,335,868	—	1,335,868
Switzerland	—	1,442,469	—	1,442,469
Thailand	—	1,064,764	—	1,064,764
United Arab Emirates	—	2,797,698	—	2,797,698
United Kingdom	—	11,136,191	—	11,136,191
United States	—	64,265,981	—	64,265,981
Floating Rate Loan Interests	—	7,582,568	2,382,215	9,964,783
Foreign Agency Obligations	—	175,778,140	—	175,778,140
Investment Companies	46,664,594	—	—	46,664,594
Municipal Bonds	—	2,901,568	—	2,901,568
Non-Agency Mortgage-Backed Securities	—	56,504,803	2,409,400	58,914,203
Preferred Securities
Capital Trusts	—	6,252,395	—	6,252,395

36

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Preferred Stocks
United States	$6,378	$326,149	$—	$332,527
U.S. Government Sponsored Agency Securities	—	126,559,703	—	126,559,703
U.S. Treasury Obligations	—	120,621,184	—	120,621,184
Warrants	—	3,000	—	3,000
Short-Term Securities
Borrowed Bond Agreements	—	1,704,950	—	1,704,950
Money Market Funds	93,055,450	—	—	93,055,450
U.S. Treasury Obligations	—	54,999,669	—	54,999,669
Options Purchased
Equity Contracts	1,749,882	339,403	—	2,089,285
Foreign Currency Exchange Contracts	—	4,528,388	—	4,528,388
Interest Rate Contracts	208,656	7,335,986	—	7,544,642
Liabilities
Investments
Borrowed Bonds	—	(1,698,836)	—	(1,698,836)
TBA Sale Commitments	—	(27,433,134)	—	(27,433,134)

	$159,090,796	$812,764,947	$5,542,615	$977,398,358

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$469,291	$—	$469,291
Equity Contracts	81,555	—	—	81,555
Foreign Currency Exchange Contracts	—	3,587,054	—	3,587,054
Interest Rate Contracts	1,667,610	13,693,114	—	15,360,724
Other Contracts	—	41,070	—	41,070
Liabilities
Credit Contracts	—	(212,133)	—	(212,133)
Equity Contracts	(1,110,279)	(4,506)	—	(1,114,785)
Foreign Currency Exchange Contracts	—	(4,104,149)	—	(4,104,149)
Interest Rate Contracts	(2,330,672)	(11,080,824)	—	(13,411,496)
Other Contracts	—	(163,219)	—	(163,219)

	$(1,691,786)	$2,225,698	$—	$533,912

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $1,795,720 are categorized as Level 2 within the fair value hierarchy.

Currency Abbreviation		Currency Abbreviation (continued)

AUD	Australian Dollar	HUF	Hungarian Forint

BRL	Brazilian Real	IDR	Indonesian Rupiah

CAD	Canadian Dollar	INR	Indian Rupee

CHF	Swiss Franc	JPY	Japanese Yen

CLP	Chilean Peso	KRW	South Korean Won

CNH	Chinese Yuan	MXN	Mexican Peso

CNY	Chinese Yuan	MYR	Malaysian Ringgit

COP	Colombian Peso	NOK	Norwegian Krone

CZK	Czech Koruna	NZD	New Zealand Dollar

DKK	Danish Krone	PLN	Polish Zloty

EUR	Euro	RUB	New Russian Ruble

GBP	British Pound	SEK	Swedish Krona

HKD	Hong Kong Dollar	SGD	Singapore Dollar

CONSOLIDATED SCHEDULE OF INVESTMENTS	37

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Strategic Global Bond Fund, Inc.

Currency Abbreviation (continued)

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ADR	American Depositary Receipt

AMT	Alternative Minimum Tax

BBR	Bank Bill Rate

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CPI	Consumer Price Index

CR	Custodian Receipt

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

GMTN	Global Medium-Term Note

GOL	General Obligation Ltd.

JSC	Joint Stock Company

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MTN	Medium-Term Note

MXIBOR	Mexico Interbank Offered Rate

NIBOR	Norwegian Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

PJSC	Public Joint Stock Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

SPDR	Standard & Poor’s Depository Receipt

TAN	Tax Anticipation Notes

TBA	To-Be-Announced

38